UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2021

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Nasdaq Junior Biotechnology ETF

Ticker: IBBJ

Defiance Next Gen SPAC Derived ETF

Ticker: SPAK

Defiance Next Gen H2 ETF

Ticker: HDRO

Defiance Next Gen Altered Experience ETF

Ticker: PSY

Defiance Hotel, Airline, and Cruise ETF

Ticker: CRUZ

Defiance ETFs

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the period from January 1, 2021 through June 30, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for QTUM increased 20.42% and the Net Asset Value (“NAV”) increased 20.40%, while the S&P 500®, a broad market index, increased 15.25% over the same period. The Fund’s Index increased 20.93%. Meanwhile, outstanding shares ended the current fiscal period at 2,300,000.

For the current fiscal period, the largest positive contributor to return was Teradata Corporation, adding 1.65% to the return of the Fund, gaining 122.39% with an average weighting of 2.16%. The second largest contributor to return was Microstrategy, Inc., adding 0.89% to the return of the Fund, gaining 71.02% with an average weighting of 2.26%. The third largest contributor to return was Blackberry, Ltd., adding 0.68% to the return of the Fund, gaining 84.59% with an average weighting of 1.65%.

For the current fiscal period, the largest negative contributor to return was IQE plc, detracting 0.48% from the return of the Fund, declining 36.62% with an average weighting of 1.05%. The security contributing second-most negatively was Atos SE, detracting 0.44% from the return of the Fund, and declining 32.42% with an average weighting of 0.99%. The third largest negative contributor to return was Alteryx, Inc., detracting 0.39% from the return of the Fund, and declining 29.37% with an average weight of 0.99%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the period from January 1, 2021 through June 30, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™ (the “Index”). The Index is a rules-based index that tracks the performance of a group of US-listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for FIVG increased 13.78% and the Net Asset Value (“NAV”) increased 13.72%, while the S&P 500®, a broad market index, increased 15.25% over the same period. The Fund’s Index increased 13.90%. Meanwhile, outstanding shares ended the current fiscal period at 33,700,000.

For the current fiscal period, the largest positive contributor to return was NXP Semiconductors N.V., adding 1.45% to the return of the Fund, gaining 30.13% with an average weighting of 5.41%. The second largest contributor to return was Nokia Corporation, adding 0.99% to the return of the Fund, gaining 36.06% with an average weighting of 3.11%. The third largest contributor to return was Analog Devices, Inc., adding 0.83% to the return of the Fund, gaining 17.56% with an average weighting of 5.09%.

For the current fiscal period, the largest negative contributor to return was Inseego Corporation, detracting 0.26% from the return of the Fund, declining 34.78% with an average weighting of 0.52%. The security contributing second-most negatively was Qualcomm, Inc., detracting 0.20% from the return of the Fund, and declining 5.23% with an average weighting of 4.35%. The third largest negative contributor to return was Xilinx, Inc., detracting 0.10% from the return of the Fund, and declining 2.02% with an average weight of 3.29%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Nasdaq Junior Biotechnology ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Nasdaq Junior Biotechnology ETF (“IBBJ” or the “Fund”). The following information pertains to the period from January 1, 2021 through June 30, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of The Nasdaq Junior Biotechnology Index (the “Index”). The Index is designed to track the performance of a set of securities listed on The Nasdaq Stock Market® that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark.

The Fund had negative performance during the current fiscal period. The market price for IBBJ decreased 4.17% and the Net Asset Value (“NAV”) decreased 4.23%, while the Nasdaq Biotechnology Index increased 8.17% over the same period. The Fund’s Index decreased 3.95%. Meanwhile, outstanding shares ended the current fiscal period at 250,000.

For the current fiscal period, the largest positive contributor to return was Intellia Therapeutics, Inc., adding 1.98% to the return of the Fund, gaining 197.63% with an average weighting of 1.25%. The second largest contributor to return was Beam Therapeutics, Inc., adding 0.82% to the return of the Fund, gaining 57.66% with an average weighting of 1.37%. The third largest contributor to return was GW Pharmaceuticals plc, adding 0.73% to the return of the Fund, gaining 89.72% with an average weighting of 1.04%.

For the current fiscal period, the largest negative contributor to return was Chemocentryx, Inc., detracting 0.97% from the return of the Fund, declining 78.38% with an average weighting of 0.78%. The security contributing second-most negatively was Immunovant, Inc., detracting 0.86% from the return of the Fund, and declining 77.12% with an average weighting of 0.54%. The third largest negative contributor to return was Amicus Therapeutics, Inc., detracting 0.82% from the return of the Fund, and declining 58.25% with an average weight of 0.89%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen SPAC Derived ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen SPAC Derived ETF (“SPAK” or the “Fund”). The following information pertains to the period from January 1, 2021 through June 30, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Indxx SPAC & NextGen IPO Index (the “Index”). The Index is a passive rules-based index that tracks the performance of the common stock of newly listed Special Purpose Acquisition Companies (“SPACs”), ex-warrants, and initial public offerings (“IPOs”) derived from acquisition companies.

The Fund had negative performance during the current fiscal period. The market price for SPAK decreased 7.75% and the Net Asset Value (“NAV”) decreased 7.72%, while the S&P 500®, a broad market index, increased 15.25% over the same period. The Fund’s Index decreased 7.44%. Meanwhile, outstanding shares ended the current fiscal period at 2,300,000.

For the current fiscal period, the largest positive contributor to return was Virgin Galactic Holdings, Inc., adding 4.13% to the return of the Fund, gaining 93.85% with an average weighting of 2.82%. The second largest contributor to return was Vertiv Holdings Company, adding 1.24% to the return of the Fund, gaining 46.22% with an average weighting of 3.23%. The third largest contributor to return was Draftkings, Inc. – Class A, adding 1.19% to the return of the Fund, gaining 12.05% with an average weighting of 8.90%.

For the current fiscal period, the largest negative contributor to return was Opendoor Technologies, Inc., detracting 1.76% from the return of the Fund, declining 22.00% with an average weighting of 3.49%. The security contributing second-most negatively was Vivint Smart Home, Inc., detracting 0.84% from the return of the Fund, and declining 36.39% with an average weighting of 1.47%. The third largest negative contributor to return was Desktop Metal, Inc. – Class A, detracting 0.83% from the return of the Fund, and declining 33.14% with an average weight of 1.25%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen H2 ETF (“HDRO” or the “Fund”). The following information pertains to the period from inception on March 9, 2021 through June 30, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index (the “Index”). The index is a rules-based index that tracks the performance of a group of globally listed equities and of companies involved in the development of hydrogen-based energy sources and fuel cell technologies. Index components are reviewed quarterly for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for HDRO decreased 10.51% and the Net Asset Value (“NAV”) decreased 10.71%, while the S&P 500®, a broad market index, increased 11.38% over the same period. The Fund’s Index decreased 9.56%. Meanwhile, outstanding shares ended the current fiscal period at 1,575,000.

For the current fiscal period, the largest positive contributor to return was AFC Energy plc, adding 0.95% to the return of the Fund, gaining 30.40% with an average weighting of 4.40%. The second largest contributor to return was Cell Impact AB, adding 0.66% to the return of the Fund, gaining 22.88% with an average weighting of 3.76%. The third largest contributor to return was Air Liquide S.A., adding 0.53% to the return of the Fund, gaining 12.64% with an average weighting of 4.27%.

For the current fiscal period, the largest negative contributor to return was Fuelcell Energy, Inc., detracting 2.83% from the return of the Fund, declining 45.33% with an average weighting of 4.61%. The security contributing second-most negatively was Plug Power, Inc., detracting 1.91% from the return of the Fund, and declining 20.17% with an average weighting of 8.29%. The third largest negative contributor to return was Ballard Power Systems, Inc., detracting 1.22% from the return of the Fund, and declining 22.20% with an average weight of 5.54%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen Altered Experience ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Altered Experience ETF (“PSY” or the “Fund”). The following information pertains to the period from inception on May 27, 2021 through June 30, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BITA Medical Psychedelics, Cannabis, and Ketamine Index (the “Index”). The Index is a passive rules-based index that tracks the performance of public listed life sciences companies on North American Exchanges conducting federally legal medical activities in the Psychedelic, Medical cannabis, Hemp and CBD industries.

The Fund had negative performance during the current fiscal period. The market price for PSY decreased 2.53% and the Net Asset Value (“NAV”) decreased 2.45%, while the S&P 500®, a broad market index, increased 2.43% over the same period. The Fund’s Index decreased 2.47%. Meanwhile, outstanding shares ended the current fiscal period at 275,000.

For the current fiscal period, the largest positive contributor to return was Cybin, Inc., adding 1.78% to the return of the Fund, gaining 43.14% with an average weighting of 4.86%. The second largest contributor to return was Field Trip Health, Ltd., adding 0.86% to the return of the Fund, gaining 23.41% with an average weighting of 4.66%. The third largest contributor to return was Compass Pathways plc, adding 0.51% to the return of the Fund, gaining 9.94% with an average weighting of 5.48%.

For the current fiscal period, the largest negative contributor to return was Charlottes Web Holdings, Inc., detracting 2.02% from the return of the Fund, declining 26.67% with an average weighting of 6.68%. The security contributing second-most negatively was Medipharm Labs Corporation, detracting 1.22% from the return of the Fund, and declining 24.36% with an average weighting of 4.29%. The third largest negative contributor to return was Corbus Pharmaceuticals Holdings, Inc., detracting 0.96% from the return of the Fund, and declining 15.67% with an average weight of 5.60%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Hotel, Airline, and Cruise ETF (“CRUZ” or the “Fund”). The following information pertains to the period from inception on June 3, 2021 through June 30, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”). The Index is a rules-based weighted index of companies primarily engaged in the passenger airline, hotel and cruise industries. The Index is reconstituted on a semi-annual basis and rebalanced quarterly.

The Fund had negative performance during the current fiscal period. The market price for CRUZ decreased 6.63% and the Net Asset Value (“NAV”) decreased 7.19%, while the S&P 500®, a broad market index, increased 2.58% over the same period. The Fund’s Index decreased 7.25%. Meanwhile, outstanding shares ended the current fiscal period at 275,000.

For the current fiscal period, the largest positive contributor to return was Ryman Hospitality Properties, Inc., adding 0.06% to the return of the Fund, gaining 5.94% with an average weighting of 1.08%. The second largest contributor to return was Shangri -La Asia, Ltd., adding 0.05% to the return of the Fund, gaining 5.44% with an average weighting of 0.83%. The third largest contributor to return was Controladora Vuela Compañía de Aviación S.A.B. de C.V., adding 0.02% to the return of the Fund, gaining 3.34% with an average weighting of 0.16%.

For the current fiscal period, the largest negative contributor to return was Carnival Corporation, detracting 0.93% from the return of the Fund, declining 13.69% with an average weighting of 6.44%. The security contributing second-most negatively was Southwest Airlines Company, detracting 0.59% from the return of the Fund, and declining 9.33% with an average weighting of 5.91%. The third largest negative contributor to return was International Consolidated Airlines Group SA, detracting 0.43% from the return of the Fund, and declining 13.91% with an average weight of 2.80%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance ETFs

Letters to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a current Fund prospectus.

Investing involves risk. Principal loss is possible. As ETFs, the Funds may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Funds are not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Funds are considered to be non-diversified, so they may invest more of their assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of quantum computing and 5G technologies are only in the exploration stages, and the possible returns are uncertain and may not be realized in the near future.

Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the Funds’ underlying assets and cash at the end of the trading day.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in the Index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Past performance is no guarantee of future results.

The Defiance ETFs are distributed by Foreside Distributors, LLC

Defiance ETFs

Portfolio Allocations

As of June 30, 2021 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	61.1%
Japan	12.6
Netherlands	4.2
Taiwan	4.1
France	3.8
China	3.0
Israel	1.5
Ireland	1.4
Italy	1.4
Germany	1.4
Switzerland	1.3
Finland	1.3
India	1.3
Canada	1.1
Short-Term Investments and Other Assets and Liabilities	0.5
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	73.0%
Communication Services	16.0
Real Estate	9.1
Consumer Discretionary	1.0
Industrials	0.6
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Defiance ETFs

Portfolio Allocations

As of June 30, 2021 (Unaudited) (Continued)

Defiance Nasdaq Junior Biotechnology ETF

Country	Percentage of Net Assets
United States	88.6%
China	3.7
Ireland	2.6
Canada	1.2
Hong Kong	0.6
Spain	0.6
Denmark	0.5
Israel	0.5
Netherlands	0.4
United Kingdom	0.3
Short-Term Investments and Other Assets and Liabilities	0.3
Germany	0.3
Switzerland	0.2
Belgium	0.1
France	0.1
Total	100.0%

Defiance Next Gen SPAC Derived ETF

Sector	Percentage of Net Assets
Special Purpose Acquisition Companies	36.8%
Industrials	15.9
Consumer Discretionary	14.8
Information Technology	9.3
Health Care	7.7
Financials	4.4
Materials	3.9
Communication Services	2.8
Consumer Staples	2.1
Real Estate	1.8
Short-Term Investments and Other Assets and Liabilities	0.4
Energy	0.1
Total	100.0%

Defiance ETFs

Portfolio Allocations

As of June 30, 2021 (Unaudited) (Continued)

Defiance Next Gen H2 ETF

Country	Percentage of Net Assets
United States	24.5%
United Kingdom	16.9
Norway	14.2
Canada	10.2
Sweden	8.9
Ireland	7.8
Republic of Korea	7.4
Germany	3.6
France	3.1
Israel	1.5
Denmark	1.3
Short-Term Investments and Other Assets and Liabilities	0.6
Total	100.0%

Defiance Next Gen Altered Experience ETF

Country	Percentage of Net Assets
Canada	70.9%
United States	18.7
United Kingdom	6.6
Short-Term Investments and Other Assets and Liabilities	3.8
Total	100.0%

Defiance Hotel, Airline, and Cruise ETF

Country	Percentage of Net Assets
United States	67.8%
United Kingdom	4.6
Ireland	3.9
Japan	3.8
Spain	2.9
China	2.7
France	2.4
Australia	2.1
Singapore	1.8
Canada	1.7
Thailand	1.3
Switzerland	1.2
Germany	1.1
Hong Kong	0.7
Brazil	0.6
Mexico	0.5
Short-Term Investments and Other Assets and Liabilities	0.5
Panama	0.4
Total	100.0%

Defiance Quantum ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Communication Services — 6.8%
654	Alphabet, Inc. - Class A (a)	$1,596,931
8,432	Baidu, Inc. - ADR (a)	1,719,285
489,755	Koninklijke KPN NV	1,529,831
59,500	Nippon Telegraph & Telephone Corporation	1,551,696
121,825	Orange SA - ADR	1,393,678
		7,791,421
	Consumer Discretionary — 1.5%
7,381	Alibaba Group Holding, Ltd. - ADR (a)	1,673,863

	Industrials — 10.7%
11,685	Airbus SE (a)	1,502,682
18,015	Booz Allen Hamilton Holding Corporation	1,534,518
28,100	Hitachi, Ltd.	1,610,452
4,071	Lockheed Martin Corporation	1,540,263
96,900	Mitsubishi Electric Corporation	1,407,796
4,226	Northrop Grumman Corporation	1,535,855
17,724	Raytheon Technologies Corporation	1,512,034
36,300	Toshiba Corporation	1,571,506
		12,215,106
	Information Technology — 79.1% (b)
5,575	Accenture plc - Class A	1,643,454
19,697	Advanced Micro Devices, Inc. (a)(c)	1,850,139
19,983	Alteryx, Inc. - Class A (a)	1,718,938
16,359	Ambarella, Inc. (a)	1,744,360
9,467	Analog Devices, Inc. (c)	1,629,839
11,696	Applied Materials, Inc.	1,665,510
2,307	ASML Holding NV - NY	1,593,768
113,000	Asustek Computer, Inc.	1,506,667
24,288	Atos SE	1,477,604
103,873	BlackBerry, Ltd. (a)(c)	1,269,328
16,362	Brooks Automation, Inc.	1,558,971
12,574	Cadence Design Systems, Inc. (a)	1,720,375
13,652	Cerence, Inc. (a)(c)	1,456,805
20,203	Cirrus Logic, Inc. (a)	1,719,679
99,414	Cloudera, Inc. (a)	1,576,706
11,976	Elastic NV - (a)	1,745,622
46,596	FormFactor, Inc. (a)(c)	1,698,890
9,300	Fujitsu, Ltd.	1,742,860
100,643	Hewlett Packard Enterprise Company (c)	1,467,375
39,169	Infineon Technologies AG	1,570,959
27,633	Intel Corporation	1,551,317
10,446	International Business Machines Corporation (c)	1,531,279
	COMMON STOCKS — 99.5% (Continued)
	Information Technology — 79.1% (b) (Continued)
5,013	KLA Corporation	$1,625,265
2,483	Lam Research Corporation	1,615,688
31,516	Lattice Semiconductor Corporation (a)	1,770,569
31,280	Marvell Technology, Inc. (c)	1,824,562
15,295	Maxim Integrated Products, Inc.	1,611,481
45,000	MediaTek, Inc.	1,553,701
10,375	Microchip Technology, Inc.	1,553,553
20,022	Micron Technology, Inc. (a)	1,701,470
6,204	Microsoft Corporation	1,680,664
3,069	MicroStrategy, Inc. - Class A (a)(c)	2,039,351
8,821	MKS Instruments, Inc. (c)	1,569,697
38,361	National Instruments Corporation	1,621,903
33,600	NEC Corporation	1,731,616
286,882	Nokia Corporation - ADR (a)	1,526,212
101,100	NTT Data Corporation	1,578,577
2,268	NVIDIA Corporation	1,814,627
7,977	NXP Semiconductors NV (c)	1,641,028
42,294	ON Semiconductor Corporation (a)	1,619,014
21,684	Onto Innovation, Inc. (a)(c)	1,583,799
11,851	QUALCOMM, Inc.	1,693,863
142,300	Renesas Electronics Corporation (a)	1,539,799
9,610	Reply SpA	1,579,557
13,567	Splunk, Inc. (a)	1,961,517
42,464	STMicroelectronics NV - NY	1,544,840
11,515	Synaptics, Inc. (a)(c)	1,791,504
6,147	Synopsys, Inc. (a)	1,695,281
13,469	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,618,435
32,978	Teradata Corporation (a)(c)	1,647,911
12,628	Teradyne, Inc.	1,691,647
8,446	Texas Instruments, Inc.	1,624,166
58,888	Tower Semiconductor, Ltd. (a)	1,733,074
192,935	Wipro, Ltd. - ADR	1,506,822
12,505	Xilinx, Inc.	1,808,723
		90,540,361
	Materials — 1.4%
55,100	JSR Corporation	1,668,042

	TOTAL COMMON STOCKS (Cost $93,169,669)	113,888,793

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
503,538	First American Government Obligations Fund - Class X, 0.03% (d)	$503,538
	TOTAL SHORT-TERM INVESTMENTS (Cost $503,538)	503,538
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.6%
18,960,801	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (d)(e)	18,960,801
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,960,801)	18,960,801

	TOTAL INVESTMENTS — 116.5% (Cost $112,634,008)	133,353,132
	Liabilities in Excess of Other Assets — (16.5)%	(18,909,722)
	NET ASSETS — 100.0%	$114,443,410

Percentages are stated as a percentage of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	All or part of this security is on loan as of June 30, 2021. The total value of securities on loan is $18,561,628.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2021.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 16.0%
196,293	Altice USA, Inc. - Class A (a)	$6,701,443
1,289,319	AT&T, Inc.	37,106,601
278,389	BCE, Inc.	13,730,146
35,091	Charter Communications, Inc. - Class A (a)(b)	25,316,402
430,638	KT Corporation - ADR (a)	6,007,400
440,477	Lumen Technologies, Inc. (b)	5,986,082
638,698	Orange SA - ADR	7,306,705
133,594	Rogers Communications, Inc. - Class B	7,099,185
207,798	SK Telecom Company, Ltd. - ADR (a)	6,526,935
1,729,560	Telefonica SA - ADR	8,128,932
202,397	T-Mobile US, Inc. (a)	29,313,158
655,620	Verizon Communications, Inc.	36,734,389
836,032	Vodafone Group plc - ADR (b)	14,321,228
		204,278,606
	Consumer Discretionary — 1.0%
3,797	Amazon.com, Inc. (a)	13,062,288

	Industrials — 0.6%
200,949	Maxar Technologies, Inc. (b)	8,021,884

	Information Technology — 73.0% (c)
612,655	A10 Networks, Inc. (a)(b)	6,898,495
303,768	ADTRAN, Inc. (b)	6,272,809
779,621	Advanced Micro Devices, Inc. (a)(b)	73,229,800
319,607	Airgain, Inc. (a)	6,590,296
301,407	Akamai Technologies, Inc. (a)	35,144,056
618,658	Akoustis Technologies, Inc. (a)(b)	6,625,827
251,543	Amdocs, Ltd.	19,459,367
293,186	Analog Devices, Inc. (b)	50,474,902
98,069	Apple, Inc.	13,431,530
34,657	Arista Networks, Inc. (a)(b)	12,556,578
26,871	Broadcom, Inc.	12,813,168
153,747	Calix, Inc. (a)	7,302,983
131,697	Cambium Networks Corporation (a)	6,367,550
704,785	Casa Systems, Inc. (a)	6,251,443
1,702,221	Ceragon Networks, Ltd. (a)	6,417,373
147,209	CEVA, Inc. (a)	6,962,986
286,196	Ciena Corporation (a)	16,281,691
230,797	Cisco Systems, Inc.	12,232,241
155,672	Clearfield, Inc. (a)	5,829,916
312,821	CommScope Holding Company, Inc. (a)	6,666,216
285,165	Comtech Telecommunications Corporation	6,889,586
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 73.0% (c) (Continued)
204,416	Corning, Inc.	$8,360,614
145,975	CSG Systems International, Inc.	6,887,101
168,876	CTS Corporation	6,275,432
119,925	Dell Technologies, Inc. - Class C (a)	11,952,925
314,184	DZS, Inc. (a)	6,519,318
629,261	EMCORE Corporation (a)	5,801,786
564,796	Extreme Networks, Inc. (a)	6,303,123
103,350	F5 Networks, Inc. (a)(b)	19,291,311
88,411	GDS Holdings, Ltd. - ADR (a)(b)	6,939,379
728,447	Hewlett Packard Enterprise Company	10,620,757
91,188	II-VI, Inc. (a)(b)	6,619,337
609,764	Infinera Corporation (a)(b)	6,219,593
621,121	Inseego Corporation (a)(b)	6,267,111
218,730	Intel Corporation	12,279,502
86,749	InterDigital, Inc.	6,335,280
32,120	IPG Photonics Corporation (a)(b)	6,769,932
307,164	Juniper Networks, Inc.	8,400,935
254,494	Keysight Technologies, Inc. (a)	39,296,419
162,098	Lattice Semiconductor Corporation (a)(b)	9,106,666
1,949,258	Limelight Networks, Inc. (a)(b)	6,140,163
80,190	Lumentum Holdings, Inc. (a)(b)	6,577,986
111,938	MACOM Technology Solutions Holdings, Inc. (a)	7,172,987
503,779	Marvell Technology, Inc. (b)	29,385,429
184,884	Maxim Integrated Products, Inc.	19,479,378
174,227	MaxLinear, Inc. (a)	7,402,905
184,037	National Instruments Corporation	7,781,084
589,557	NeoPhotonics Corporation (a)	6,019,377
211,284	NetScout Systems, Inc. (a)	6,030,045
5,619,688	Nokia Corporation - ADR (a)	29,896,740
17,954	NVIDIA Corporation	14,364,995
204,585	NXP Semiconductors NV	42,087,226
96,656	Qorvo, Inc. (a)	18,910,746
469,097	QUALCOMM, Inc.	67,048,034
213,555	Radware, Ltd. (a)	6,573,223
1,663,521	Resonant, Inc. (a)(b)	5,339,902
793,801	Ribbon Communications, Inc. (a)	6,040,826
396,852	Sierra Wireless, Inc. (a)	7,536,220
145,415	Silicom, Ltd. (a)	6,406,985
139,983	Skyworks Solutions, Inc.	26,841,740
3,060,649	Telefonaktiebolaget LM Ericsson - ADR	38,502,964
20,913	Ubiquiti, Inc. (b)	6,528,830
391,092	Viavi Solutions, Inc. (a)(b)	6,906,685
66,255	VMware, Inc. - Class A (a)(b)	10,598,812

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 73.0% (c) (Continued)
208,451	Xilinx, Inc.	$30,150,353
		934,668,969
	Real Estate — 9.1%
122,771	American Tower Corporation	33,165,358
47,238	CoreSite Realty Corporation	6,358,235
116,924	Crown Castle International Corporation	22,811,872
80,167	CyrusOne, Inc. (b)	5,733,544
54,278	Digital Realty Trust, Inc.	8,166,668
24,232	Equinix, Inc.	19,448,603
82,011	QTS Realty Trust, Inc. - Class A	6,339,450
27,733	SBA Communications Corporation	8,838,507
575,357	Uniti Group, Inc.	6,093,031
		116,955,268
	TOTAL COMMON STOCKS (Cost $1,054,702,197)	1,276,987,015

	SHORT-TERM INVESTMENTS — 0.2%
2,939,551	First American Government Obligations Fund - Class X, 0.03% (d)	2,939,551
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,939,551)	2,939,551
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.0%
115,662,184	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (d)(e)	115,662,184
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $115,662,184)	115,662,184

	TOTAL INVESTMENTS — 108.9% (Cost $1,173,303,932)	1,395,588,750
	Liabilities in Excess of Other Assets — (8.9)%	(114,263,411)
	NET ASSETS — 100.0%	$1,281,325,339

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of June 30, 2021. The total value of securities on loan is $112,294,350.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of June 30, 2021.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Health Care — 99.7% (a)
1,655	AC Immune SA (b)	$13,124
3,105	Adaptimmune Therapeutics plc - ADR (b)	13,227
725	Adicet Bio, Inc. (b)	7,460
2,230	Adverum Biotechnologies, Inc. (b)	7,805
1,115	Aeglea BioTherapeutics, Inc. (b)	7,760
1,065	Aerie Pharmaceuticals, Inc. (b)	17,051
2,710	Affimed NV (b)	23,035
1,400	Agios Pharmaceuticals, Inc. (b)	77,154
3,645	Akebia Therapeutics, Inc. (b)	13,815
795	Akero Therapeutics, Inc. (b)	19,724
785	Akouos, Inc. (b)	9,852
1,815	Alector, Inc. (b)	37,806
3,650	Alkermes plc (b)	89,498
1,220	Allakos, Inc. (b)	104,151
3,220	Allogene Therapeutics, Inc. (b)	83,978
1,480	Allovir, Inc. (b)	29,215
875	Altimmune, Inc. (b)	8,619
915	ALX Oncology Holdings, Inc. (b)	50,032
8,875	Amarin Corporation plc - ADR (b)	38,872
6,055	Amicus Therapeutics, Inc. (b)	58,370
1,085	Amphastar Pharmaceuticals, Inc. (b)	21,874
625	AnaptysBio, Inc. (b)	16,206
290	ANI Pharmaceuticals, Inc. (b)	10,164
870	Annexon, Inc. (b)	19,584
1,830	Apellis Pharmaceuticals, Inc. (b)	115,656
870	Applied Molecular Transport, Inc. (b)	39,794
595	Applied Therapeutics, Inc. (b)	12,364
480	Aprea Therapeutics, Inc. (b)	2,342
2,195	Arbutus Biopharma Corporation (b)	6,651
600	Arcturus Therapeutics Holdings, Inc. (b)	20,304
1,145	Arcutis Biotherapeutics, Inc. (b)	31,247
2,245	Ardelyx, Inc. (b)	17,017
1,380	Arena Pharmaceuticals, Inc. (b)	94,116
1,115	Arvinas, Inc. (b)	85,855
915	Assembly Biosciences, Inc. (b)	3,550
1,915	Atara Biotherapeutics, Inc. (b)	29,778
2,130	Athenex, Inc. (b)	9,841
685	Atreca, Inc. - Class A (b)	5,836
2,915	Aurinia Pharmaceuticals, Inc. (b)	37,778
1,230	Autolus Therapeutics plc - ADR (b)	8,167
1,330	Avadel Pharmaceuticals plc - ADR (b)	8,951
855	Avidity Biosciences, Inc. (b)	21,127
950	Avrobio, Inc. (b)	8,445
855	Axsome Therapeutics, Inc. (b)	57,678
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
1,425	Beam Therapeutics, Inc. (b)	$183,412
4,045	BioCryst Pharmaceuticals, Inc. (b)	63,951
2,245	BioDelivery Sciences International, Inc. (b)	8,037
825	Black Diamond Therapeutics, Inc. (b)	10,057
1,535	Bluebird Bio, Inc. (b)	49,089
3,400	Bridgebio Pharma, Inc. (b)	207,264
565	Cabaletta Bio, Inc. (b)	4,859
1,685	Calithera Biosciences, Inc. (b)	3,522
1,140	Cara Therapeutics, Inc. (b)	16,268
570	Castle Biosciences, Inc. (b)	41,798
430	Cellectis SA - ADR (b)	6,652
1,590	ChemoCentryx, Inc. (b)	21,290
1,320	Chiasma, Inc. (b)	6,244
1,015	Chinook Therapeutics, Inc. (b)	14,332
2,380	Clovis Oncology, Inc. (b)	13,804
1,470	Codexis, Inc. (b)	33,310
1,725	Coherus Biosciences, Inc. (b)	23,857
800	Collegium Pharmaceutical, Inc. (b)	18,912
1,905	Compugen, Ltd. (b)	15,773
730	Concert Pharmaceuticals, Inc. (b)	3,081
1,090	Constellation Pharmaceuticals, Inc. (b)	36,842
675	Cortexyme, Inc. (b)	35,775
855	Crinetics Pharmaceuticals, Inc. (b)	16,117
1,570	Cymabay Therapeutics, Inc. (b)	6,845
1,635	Cytokinetics, Inc. (b)	32,357
1,480	CytomX Therapeutics, Inc. (b)	9,368
1,320	Deciphera Pharmaceuticals, Inc. (b)	48,325
1,750	Dicerna Pharmaceuticals, Inc. (b)	65,310
300	Eagle Pharmaceuticals, Inc./DE (b)	12,840
1,545	Editas Medicine, Inc. (b)	87,509
775	Eiger BioPharmaceuticals, Inc. (b)	6,603
460	Enanta Pharmaceuticals, Inc. (b)	20,245
5,310	Endo International plc (b)	24,851
2,320	Epizyme, Inc. (b)	19,279
640	Esperion Therapeutics, Inc. (b)	13,536
2,140	Fate Therapeutics, Inc. (b)	185,731
2,095	FibroGen, Inc. (b)	55,790
1,135	Flexion Therapeutics, Inc. (b)	9,341
1,080	Forma Therapeutics Holdings, Inc. (b)	26,881
780	Frequency Therapeutics, Inc. (b)	7,769
745	Fulcrum Therapeutics, Inc. (b)	7,808
965	Fusion Pharmaceuticals, Inc. (b)	7,797
960	G1 Therapeutics, Inc. (b)	21,062
165	Galapagos NV - ADR (b)	11,367

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
1,350	Gamida Cell, Ltd. (b)	$8,654
1,290	Generation Bio Company (b)	34,701
1,090	Genmab AS - ADR (b)	44,505
7,250	Geron Corporation (b)	10,222
1,415	Global Blood Therapeutics, Inc. (b)	49,553
1,730	Gossamer Bio, Inc. (b)	14,048
2,720	Grifols SA - ADR	47,192
3,240	Halozyme Therapeutics, Inc. (b)	147,128
740	Harpoon Therapeutics, Inc. (b)	10,264
1,300	Homology Medicines, Inc. (b)	9,451
1,230	Hutchmed China, Ltd. - ADR (b)	48,302
750	Ideaya Biosciences, Inc. (b)	15,742
585	IGM Biosciences, Inc. (b)	48,672
725	I-Mab - ADR (b)	60,864
495	Immunic, Inc. (b)	6,069
8,740	ImmunityBio, Inc. (b)	124,807
4,550	ImmunoGen, Inc. (b)	29,984
2,230	Immunovant, Inc. (b)	23,571
1,580	Innoviva, Inc. (b)	21,188
4,765	Inovio Pharmaceuticals, Inc. (b)	44,172
535	Inozyme Pharma, Inc. (b)	9,116
2,620	Insmed, Inc. (b)	74,565
1,550	Intellia Therapeutics, Inc. (b)	250,960
755	Intercept Pharmaceuticals, Inc. (b)	15,077
1,850	Intra-Cellular Therapies, Inc. (b)	75,517
3,685	Ironwood Pharmaceuticals, Inc. (b)	47,426
800	iTeos Therapeutics, Inc. (b)	20,520
2,055	IVERIC bio, Inc. (b)	12,967
1,165	Jounce Therapeutics, Inc. (b)	7,922
3,915	Kadmon Holdings, Inc. (b)	15,151
1,470	Kala Pharmaceuticals, Inc. (b)	7,791
970	Kaleido Biosciences, Inc. (b)	7,217
555	KalVista Pharmaceuticals, Inc. (b)	13,298
1,020	Kamada, Ltd. (b)	5,936
670	Karuna Therapeutics, Inc. (b)	76,373
1,710	Karyopharm Therapeutics, Inc. (b)	17,647
530	Keros Therapeutics, Inc. (b)	22,509
1,095	Kezar Life Sciences, Inc. (b)	5,946
735	Kiniksa Pharmaceuticals, Ltd. - Class A (b)	10,239
1,165	Kodiak Sciences, Inc. (b)	108,345
505	Krystal Biotech, Inc. (b)	34,340
1,510	Kura Oncology, Inc. (b)	31,483
350	Larimar Therapeutics, Inc. (b)	3,437
570	Legend Biotech Corporation - ADR (b)	23,398
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
380	Ligand Pharmaceuticals, Inc. (b)	$49,852
1,075	Luminex Corporation	39,560
1,365	MacroGenics, Inc. (b)	36,664
380	Madrigal Pharmaceuticals, Inc. (b)	37,016
1,325	Magenta Therapeutics, Inc. (b)	12,959
5,670	MannKind Corporation (b)	30,902
835	Marinus Pharmaceuticals, Inc. (b)	14,980
1,110	MediciNova, Inc. (b)	4,718
820	Medpace Holdings, Inc. (b)	144,837
1,010	MeiraGTx Holdings plc (b)	15,655
1,585	Mersana Therapeutics, Inc. (b)	21,524
1,755	Myriad Genetics, Inc. (b)	53,668
1,030	NanoString Technologies, Inc. (b)	66,734
4,150	Nektar Therapeutics (b)	71,214
965	Neoleukin Therapeutics, Inc. (b)	8,907
630	NextCure, Inc. (b)	5,059
1,755	NGM Biopharmaceuticals, Inc. (b)	34,609
745	Nkarta, Inc. (b)	23,609
1,010	Nurix Therapeutics, Inc. (b)	26,795
1,735	Ocular Therapeutix, Inc. (b)	24,602
875	Odonate Therapeutics, Inc. (b)	3,054
1,420	Omeros Corporation (b)	21,073
15,255	OPKO Health, Inc. (b)	61,783
1,520	Orchard Therapeutics plc - ADR (b)	6,673
835	ORIC Pharmaceuticals, Inc. (b)	14,771
1,430	Osmotica Pharmaceuticals plc (b)	4,304
1,545	Ovid therapeutics, Inc. (b)	6,041
4,515	Pacific Biosciences of California, Inc. (b)	157,890
1,000	Pacira BioSciences, Inc. (b)	60,680
1,070	Paratek Pharmaceuticals, Inc. (b)	7,297
1,230	Passage Bio, Inc. (b)	16,285
2,625	PDL BioPharma, Inc. (b)(f)	6,484
1,000	Personalis, Inc. (b)	25,300
645	PetIQ, Inc. (b)	24,897
465	Phibro Animal Health Corporation - Class A	13,429
815	Pliant Therapeutics, Inc. (b)	23,733
1,415	Poseida Therapeutics, Inc. (b)	14,178
4,700	Precigen, Inc. (b)	30,644
1,310	Precision BioSciences, Inc. (b)	16,401
1,000	Protagonist Therapeutics, Inc. (b)	44,880
1,005	Prothena Corporation plc (b)	51,667
1,445	Provention Bio, Inc. (b)	12,181
1,605	PTC Therapeutics, Inc. (b)	67,843
920	Puma Biotechnology, Inc. (b)	8,446

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
1,075	Radius Health, Inc. (b)	$19,608
570	RAPT Therapeutics, Inc. (b)	18,120
715	Reata Pharmaceuticals, Inc. - Class A (b)	101,194
1,060	Redhill Biopharma, Ltd. - ADR (b)	7,293
970	REGENXBIO, Inc. (b)	37,685
2,105	Relay Therapeutics, Inc. (b)	77,022
380	Relmada Therapeutics, Inc. (b)	12,164
840	Repare Therapeutics, Inc. (b)	26,191
1,060	Replimune Group, Inc. (b)	40,725
1,630	Revance Therapeutics, Inc. (b)	48,313
1,670	REVOLUTION Medicines, Inc. (b)	53,006
1,145	Rhythm Pharmaceuticals, Inc. (b)	22,419
3,875	Rigel Pharmaceuticals, Inc. (b)	16,818
1,445	Rocket Pharmaceuticals, Inc. (b)	63,999
2,035	Rubius Therapeutics, Inc. (b)	49,674
1,330	Sage Therapeutics, Inc. (b)	75,557
3,275	Sangamo Therapeutics, Inc. (b)	39,202
785	Scholar Rock Holding Corporation (b)	22,687
2,575	Selecta Biosciences, Inc. (b)	10,764
2,085	Seres Therapeutics, Inc. (b)	49,727
1,730	SIGA Technologies, Inc. (b)	10,864
3,675	Spectrum Pharmaceuticals, Inc. (b)	13,781
675	Spero Therapeutics, Inc. (b)	9,423
1,115	SpringWorks Therapeutics, Inc. (b)	91,887
835	Stoke Therapeutics, Inc. (b)	28,106
2,215	Summit Therapeutics, Inc. (b)	16,526
1,205	Supernus Pharmaceuticals, Inc. (b)	37,102
990	Surface Oncology, Inc. (b)	7,385
1,050	Sutro Biopharma, Inc. (b)	19,520
1,100	Syndax Pharmaceuticals, Inc. (b)	18,887
1,410	Syros Pharmaceuticals, Inc. (b)	7,685
870	TCR2 Therapeutics, Inc. (b)	14,277
8,950	TherapeuticsMD, Inc. (b)	10,651
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
1,485	Theravance Biopharma, Inc. (b)	$21,562
1,715	Translate Bio, Inc. (b)	47,231
1,375	Travere Therapeutics, Inc. (b)	20,061
1,145	Tricida, Inc. (b)	4,946
1,120	Turning Point Therapeutics, Inc. (b)	87,382
1,115	Twist Bioscience Corporation (b)	148,574
1,050	uniQure NV (b)	32,340
1,250	UNITY Biotechnology, Inc. (b)	5,800
510	UroGen Pharma, Ltd. (b)	7,788
1,265	Vanda Pharmaceuticals, Inc. (b)	27,210
1,170	Vaxcyte, Inc. (b)	26,337
1,530	Veracyte, Inc. (b)	61,169
3,915	Verastem, Inc. (b)	15,934
2,960	Vir Biotechnology, Inc. (b)	139,949
860	Voyager Therapeutics, Inc. (b)	3,552
1,170	VYNE Therapeutics, Inc. (b)	4,107
1,135	WaVe Life Sciences, Ltd. (b)	7,559
685	XBiotech, Inc. (b)	11,344
1,325	Xencor, Inc. (b)	45,699
935	Xenon Pharmaceuticals, Inc. (b)	17,410
1,510	Xeris Pharmaceuticals, Inc. (b)	6,146
990	Y-mAbs Therapeutics, Inc. (b)	33,462
1,395	Zai Lab, Ltd. - ADR (b)	246,902
940	Zentalis Pharmaceuticals, Inc. (b)	50,008
4,905	ZIOPHARM Oncology, Inc. (b)	12,949
1,270	Zogenix, Inc. (b)	21,946
		8,215,429
	TOTAL COMMON STOCKS (Cost $7,656,977)	8,215,429

	CONTINGENT VALUE RIGHTS — 0.0% (c)
43	Adicet Bio, Inc. (b)(d)(e)	0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
29,507	First American Government Obligations Fund - Class X, 0.03% (g)	$29,507
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,507)	29,507

	TOTAL INVESTMENTS — 100.0% (Cost $7,686,484)	8,244,936
	Liabilities in Excess of Other Assets — (0.0)% (c)	(2,725)
	NET ASSETS — 100.0%	$8,242,211

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(f)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $16,285 which represents 0.08% of net assets.
(g)	Rate shown is the annualized seven-day yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 62.8%
	Communication Services — 2.8%
18,228	Advantage Solutions, Inc. (a)	$196,680
5,914	AST SpaceMobile, Inc. - Class A (a)	76,527
6,354	CuriosityStream, Inc. (a)	86,668
4,523	Digital Media Solutions, Inc. - Class A (a)	43,783
7,793	Genius Sports, Ltd. (a)	146,275
5,131	Playstudios, Inc. (a)	38,072
52,818	Skillz, Inc. (a)	1,147,207
		1,735,212
	Consumer Discretionary — 14.8%
14,493	Accel Entertainment, Inc. (a)	172,032
14,939	Arko Corporation (a)	137,289
30,898	Arrival SA (a)	484,172
5,512	Beachbody Company, Inc. (a)	57,325
3,776	Betterware de Mexico SAB de CV	188,875
22,963	Canoo, Inc. (a)	228,252
16,730	CarLotz, Inc. (a)	91,346
65,184	DraftKings, Inc. - Class A (a)	3,400,649
6,439	Electric Last Mile Solutions, Inc. (a)	64,905
30,742	Fisker, Inc. (a)	592,706
9,449	Golden Nugget Online Gaming, Inc. (a)	120,569
13,834	Hall of Fame Resort & Entertainment Company (a)	54,368
20,699	Kaixin Auto Holdings (a)	48,643
5,666	Landsea Homes Corporation (a)	47,424
2,407	Lazydays Holdings, Inc. (a)	52,954
25,351	Lordstown Motors Corporation - Class A (a)	280,382
39,040	Luminar Technologies, Inc. (a)	856,928
12,036	OneSpaWorld Holdings, Ltd. (a)	116,629
6,778	PARTS iD, Inc. (a)	40,939
2,634	PLBY Group, Inc. (a)	102,436
15,134	Porch Group, Inc. (a)	292,692
29,455	QuantumScape Corporation (a)	861,853
10,484	Rush Street Interactive, Inc. (a)	128,534
11,686	Shift Technologies, Inc. (a)	100,266
18,895	Target Hospitality Corporation (a)	70,100
6,609	The Original BARK Company (a)	73,228
10,056	Vivint Smart Home, Inc. (a)	132,739
21,054	XL Fleet Corporation (a)	175,380
		8,973,615
	Consumer Staples — 2.1%
13,947	AppHarvest, Inc. (a)	223,152
3,717	Bioceres Crop Solutions Corporation (a)	52,224
	COMMON STOCKS — 62.8% (Continued)
	Consumer Staples — 2.1% (Continued)
8,369	HF Foods Group, Inc. (a)	$44,272
10,768	Tattooed Chef, Inc. (a)	230,973
14,941	The Beauty Health Company - Class A (a)	251,009
13,234	Utz Brands, Inc.	288,369
6,015	Vintage Wine Estates, Inc. (a)	72,180
7,988	Whole Earth Brands, Inc. (a)	115,826
		1,278,005
	Energy — 0.1%
11,998	Falcon Minerals Corporation	60,950

	Financials — 4.4%
8,769	Blue Owl Capital, Inc. - Class A (a)	112,945
28,659	Broadmark Realty Capital, Inc.	303,499
8,594	Diginex, Ltd. (a)	56,291
10,629	Finance Of America Companies, Inc. - Class A (a)	81,099
7,575	GCM Grosvenor, Inc. - Class A	78,931
6,736	International General Insurance Holdings, Ltd.	62,645
7,860	Katapult Holdings, Inc. (a)	84,966
16,020	MetroMile, Inc. (a)	146,583
22,634	Open Lending Corporation - Class A (a)	975,299
6,416	Perella Weinberg Partners (a)	82,510
25,854	SoFi Technologies, Inc. (a)	495,621
20,586	UWM Holdings Corporation	173,952
		2,654,341
	Health Care — 7.7%
16,160	23andMe Holding Company - Class A (a)	188,910
12,968	AdaptHealth Corporation (a)	355,453
6,702	ATI Physical Therapy, Inc. - Class A (a)	63,937
31,269	Butterfly Network, Inc. (a)	452,775
17,554	Cano Health, Inc. - Class A (a)	212,404
4,620	CareMax, Inc. - Class A (a)	59,598
8,420	Cerevel Therapeutics Holdings, Inc. (a)	215,720
7,787	Clene, Inc. (a)	87,526
5,335	Clever Leaves Holdings, Inc. (a)	54,150
25,062	Clover Health Investments Corporation (a)	333,826
5,360	DermTech, Inc. (a)	222,815
6,373	Gemini Therapeutics, Inc. (a)	41,233
15,293	Hims & Hers Health, Inc. (a)	166,541
9,569	Immatics NV (a)	111,096

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 62.8% (Continued)
	Health Care — 7.7% (Continued)
9,254	Immunovant, Inc. (a)	$97,815
69,018	Multiplan Corporation (a)	657,051
4,639	Nautilus Biotechnology, Inc. (a)	46,854
19,657	New Frontier Health Corporation (a)	219,569
4,131	NRX Pharmaceuticals, Inc. (a)	48,002
35,858	Nuvation Bio, Inc. (a)	333,838
25,740	Quantum-Si, Inc. - Class A (a)	315,572
7,747	SOC Telemed, Inc. (a)	44,081
13,414	Talkspace, Inc. (a)	111,470
26,092	UpHealth, Inc. (a)	175,860
3,247	Vincerx Pharma, Inc. (a)	42,179
		4,658,275
	Industrials — 15.9%
6,582	Advent Technologies Holdings, Inc. (a)	63,451
4,485	AerSale Corporation (a)	55,883
5,033	Alta Equipment Group, Inc. (a)	66,889
6,084	Atlas Technical Consultants, Inc. (a)	58,893
8,932	Blade Air Mobility, Inc. - Class A (a)	93,786
33,490	ChargePoint Holdings, Inc. (a)	1,163,443
74,336	Clarivate plc (a)	2,046,470
6,864	Concrete Pumping Holdings, Inc. (a)	58,138
10,488	Custom Truck One Source, Inc. - Class A (a)	99,846
31,227	Desktop Metal, Inc. - Class A (a)	359,111
9,530	Eos Energy Enterprises, Inc. (a)	171,159
24,046	Hyliion Holdings Corporation (a)	280,136
11,076	Janus International Group, Inc. (a)	156,504
8,410	Lightning eMotors, Inc. (a)	69,887
10,376	Lion Electric Company (a)	201,709
14,547	PAE, Inc. (a)	129,468
8,968	Proterra, Inc. (a)	153,442
20,915	Romeo Power, Inc. (a)	170,248
17,413	Skillsoft Corporation (a)	171,518
11,590	Stem, Inc. (a)	417,356
63,388	Vertiv Holdings Company	1,730,492
27,219	View, Inc. (a)	230,817
36,751	Virgin Galactic Holdings, Inc. (a)	1,690,546
		9,639,192
	Information Technology — 9.3%
18,948	Aeva Technologies, Inc. (a)	200,280
20,776	BTRS Holdings, Inc. (a)	262,193
39,080	E2open Parent Holdings, Inc. (a)	446,294
6,534	Global Blue Group Holding AG (a)	64,817
5,748	Grid Dynamics Holdings, Inc. - Class A (a)	86,392
	COMMON STOCKS — 62.8% (Continued)
	Information Technology — 9.3% (Continued)
11,173	indie Semiconductor, Inc. - Class A (a)	$110,389
29,578	Innoviz Technologies, Ltd. (a)	312,640
32,483	ironSource, Ltd. - Class A (a)	341,072
4,169	Kaleyra, Inc. (a)	51,029
9,744	Latch, Inc. (a)	119,559
6,493	LiveVox Holdings, Inc. (a)	54,217
20,813	Ouster, Inc. (a)	259,954
17,974	Paya Holdings, Inc. (a)	198,074
24,368	Payoneer Global, Inc. (a)	252,696
164,563	Paysafe, Ltd. (a)	1,992,858
17,348	Repay Holdings Corporation (a)	417,046
7,409	Taboola.com, Ltd. (a)	76,683
6,890	Triterras, Inc. - Class A (a)	47,954
23,189	Velodyne Lidar, Inc. (a)	246,731
8,119	WM Technology, Inc. (a)	145,005
		5,685,883
	Materials — 3.9%
15,686	Danimer Scientific, Inc. (a)	392,934
14,461	Hycroft Mining Holding Corporation (a)	44,251
24,885	MP Materials Corporation (a)	917,261
23,207	Origin Materials, Inc. (a)	190,297
18,881	PureCycle Technologies, Inc. (a)	446,536
14,291	Ranpak Holdings Corporation (a)	357,704
		2,348,983
	Real Estate — 1.8%
57,913	Opendoor Technologies, Inc. (a)	1,026,798
22,979	Ucommune International, Ltd. - Class A (a)	51,013
		1,077,811
	TOTAL COMMON STOCKS (Cost $42,190,365)	38,112,267

	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8%
5,417	10X Capital Venture Acquisition Corporation - Class A (a)	53,953
5,976	ACE Convergence Acquisition Corporation - Class A (a)	59,491
6,522	ACON S2 Acquisition Corporation - Class A (a)	64,568
12,115	AEA-Bridges Impact Corporation - Class A (a)	118,000
23,532	Ajax I - Class A (a)	234,379
15,426	Altimeter Growth Corporation (a)	180,484
14,088	Altimeter Growth Corporation 2 - Class A (a)	144,402

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8% (Continued)
6,888	Altitude Acquisition Corporation - Class A (a)	$67,434
9,305	Alussa Energy Acquisition Corporation - Class A (a)	92,213
11,417	Apex Technology Acquisition Corporation - Class A (a)	139,858
19,808	Apollo Strategic Growth Capital - Class A (a)	193,722
10,936	Apollo Strategic Growth Capital II - Class A (a)	106,517
25,984	Ares Acquisition Corporation - Class A (a)	253,344
13,430	Ascendant Digital Acquisition Corporation - Class A (a)	133,629
7,787	Aspirational Consumer Lifestyle Corporation - Class A (a)	77,714
5,579	Atlantic Avenue Acquisition Corporation - Class A (a)	54,172
12,992	Atlas Crest Investment Corporation - Class A (a)	129,400
15,843	Austerlitz Acquisition Corporation I - Class A (a)	157,163
31,687	Austerlitz Acquisition Corporation II - Class A (a)	308,315
19,228	Avanti Acquisition Corporation - Class A (a)	187,281
19,732	Bluescape Opportunities Acquisition Corporation - Class A (a)	193,571
15,655	BowX Acquisition Corporation - Class A (a)	180,033
5,069	Bridgetown 2 Holdings, Ltd. - Class A (a)	51,704
16,851	Bridgetown Holdings, Ltd. - Class A (a)	170,532
9,916	Broadstone Acquisition Corporation - Class A (a)	97,970
11,205	Burgundy Technology Acquisition Corporation - Class A (a)	110,369
6,698	Capitol Investment Corporation V - Class A (a)	66,779
8,858	Capstar Special Purpose Acquisition Corporation - Class A (a)	86,720
9,245	Carney Technology Acquisition Corporation II - Class A (a)	89,676
9,243	CBRE Acquisition Holdings, Inc. - Class A (a)	89,750
26,611	CC Neuberger Principal Holdings II - Class A (a)	263,183
	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8% (Continued)
7,672	Cerberus Telecom Acquisition Corporation - Class A (a)	$76,183
7,470	CF Finance Acquisition Corporation III (a)	74,924
7,795	CHP Merger Corporation - Class A (a)	77,560
66,959	Churchill Capital Corporation IV - Class A (a)	1,929,758
9,188	Churchill Capital Corporation V - Class A (a)	92,523
35,859	Churchill Capital Corporation VII - Class A (a)	348,908
8,964	CITIC Capital Acquisition Corporation - Class A (a)	88,833
5,976	Climate Change Crisis Real Impact I Acquisition Corporation - Class A (a)	89,760
11,504	CM Life Sciences, Inc. - Class A (a)	161,171
26,861	Cohn Robbins Holdings Corporation - Class A (a)	264,581
25,575	Compute Health Acquisition Corporation - Class A (a)	251,146
6,295	Concord Acquisition Corporation - Class A (a)	62,006
24,275	Conx Corporation - Class A (a)	239,351
11,173	D8 Holdings Corporation - Class A (a)	111,395
5,865	Decarbonization Plus Acquisition Corporation - Class A (a)	60,468
7,308	dMY Technology Group Inc III - Class A (a)	78,123
9,695	DPCM Capital, Inc. - Class A (a)	95,787
21,827	Dragoneer Growth Opportunities Corporation - Class A (a)	217,397
8,858	Dragoneer Growth Opportunities Corporation II (a)	89,466
6,666	Dragoneer Growth Opportunities Corporation III - Class A (a)	66,660
19,244	E.Merge Technology Acquisition Corporation - Class A (a)	187,821
8,964	East Resources Acquisition Company - Class A (a)	87,489
8,113	Empower, Ltd. - Class A (a)	81,211
13,414	Equity Distribution Acquisition Corporation - Class A (a)	132,262
13,321	Executive Network Partnering Corporation - Class A (a)	129,747
11,124	Falcon Capital Acquisition Corporation - Class A (a)	103,231
13,642	Far Peak Acquisition Corporation - Class A (a)	135,738

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8% (Continued)
6,463	Fast Acquisition Corporation - Class A (a)	$76,328
7,751	FG New America Acquisition Corporation - Class A (a)	79,138
7,919	Fifth Wall Acquisition Corporation I - Class A (a)	97,483
5,701	Fintech Acquisition Corporation V - Class A (a)	69,495
10,757	FirstMark Horizon Acquisition Corporation - Class A (a)	106,817
33,130	Foley Trasimene Acquisition Corporation - Class A (a)	323,680
9,094	Fusion Acquisition Corporation - Class A (a)	90,485
18,303	GO Acquisition Corporation - Class A (a)	179,003
7,845	Golden Falcon Acquisition Corporation - Class A (a)	76,253
16,695	Gores Holdings V, Inc. - Class A (a)	168,619
6,339	Gores Holdings VI, Inc. - Class A (a)	102,755
7,726	Gores Metropoulos II, Inc. - Class A (a)	76,410
24,295	GS Acquisition Holdings Corporation II - Class A (a)	252,668
9,338	GX Acquisition Corporation - Class A (a)	95,061
16,240	Health Assurance Acquisition Corporation - Class A (a)	162,562
8,606	Healthcare Services Acquisition Corporation - Class A (a)	83,306
6,049	Hennessy Capital Investment Corporation V - Class A (a)	61,155
9,457	HIG Acquisition Corporation - Class A (a)	91,827
7,253	Holicity, Inc. - Class A (a)	89,575
12,569	Horizon Acquisition Corporation - Class A (a)	125,062
17,034	Horizon Acquisition Corporation II - Class A (a)	166,422
8,055	HPX Corporation - Class A (a)	79,342
7,795	IG Acquisition Corporation - Class A (a)	75,923
9,845	Investindustrial Acquisition Corporation - Class A (a)	96,087
5,741	Ivanhoe Capital Acquisition Corporation - Class A (a)	58,386
20,170	Jaws Mustang Acquisition Corporation - Class A (a)	196,859
	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8% (Continued)
7,840	Jaws Spitfire Acquisition Corporation - Class A (a)	$78,478
5,928	Khosla Ventures Acquisition Company (a)	58,628
6,334	KINS Technology Group, Inc. - Class A (a)	62,453
10,280	Kismet Acquisition One Corporation (a)	101,875
18,824	KKR Acquisition Holdings I Corporation - Class A (a)	184,852
15,655	Landcadia Holdings III, Inc. - Class A (a)	194,122
5,450	Lefteris Acquisition Corporation - Class A (a)	53,137
5,781	Legato Merger Corporation (a)	57,926
9,754	Liberty Media Acquisition Corporation - Class A (a)	99,296
7,488	Lionheart Acquisition Corporation II - Class A (a)	73,832
5,760	Live Oak Acquisition Corporation II - Class A (a)	57,139
11,205	Lux Health Tech Acquisition Corporation - Class A (a)	110,817
8,469	Marquee Raine Acquisition Corporation - Class A (a)	83,843
13,338	Montes Archimedes Acquisition Corporation - Class A (a)	131,913
7,607	Motive Capital Corporation - Class A (a)	74,320
5,811	Mudrick Capital Acquisition Corporation II - Class A (a)	72,405
5,152	Natural Order Acquisition Corporation (a)	50,387
7,470	NavSight Holdings, Inc. - Class A (a)	74,551
5,131	Nebula Caravel Acquisition Corporation - Class A (a)	51,259
12,180	NextGen Acquisition Corporation - Class A (a)	121,069
9,054	Northern Star Investment Corporation II - Class A (a)	90,178
6,496	Oaktree Acquisition Corporation II - Class A (a)	64,180
5,461	Omnichannel Acquisition Corporation - Class A (a)	53,682
6,853	One - Class A (a)	68,393
10,090	Osprey Technology Acquisition Corporation - Class A (a)	100,799
7,795	Peridot Acquisition Corporation - Class A (a)	94,943

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8% (Continued)
64,898	Pershing Square Tontine Holdings, Ltd. - Class A (a)	$1,477,078
6,999	Pioneer Merger Corporation - Class A (a)	69,360
15,797	Pontem Corporation - Class A (a)	153,547
7,258	Primavera Capital Acquisition Corporation - Class A (a)	70,911
5,522	Prime Impact Acquisition I - Class A (a)	53,840
9,587	Property Solutions Acquisition Corporation (a)	149,365
8,291	Qell Acquisition Corporation - Class A (a)	82,495
18,416	RedBall Acquisition Corporation - Class A (a)	179,924
22,411	Reinvent Technology Partners - Class A (a)	223,662
11,943	Reinvent Technology Partners Y - Class A (a)	117,997
7,470	Reinvent Technology Partners Z - Class A (a)	74,177
6,592	Revolution Acceleration Acquisition Corporation - Class A (a)	65,722
12,750	Ribbit LEAP, Ltd. - Class A (a)	136,298
7,705	Rice Acquisition Corporation - Class A (a)	139,075
7,865	RMG Acquisition Corporation II - Class A (a)	78,257
7,470	Rodgers Silicon Valley Acquisition Corporation (a)	171,586
7,521	Roman DBDR Tech Acquisition Corporation - Class A (a)	76,037
5,816	Rotor Acquisition Corporation - Class A (a)	58,044
6,821	Sandbridge Acquisition Corporation - Class A (a)	68,074
13,203	ScION Tech Growth I - Class A (a)	128,993
5,976	SCVX Corporation - Class A (a)	59,103
7,607	Senior Connect Acquisition Corporation I - Class A (a)	74,016
5,938	Seven Oaks Acquisition Corporation - Class A (a)	58,727
30,299	Soaring Eagle Acquisition Corporation - Class A (a)	301,778
14,756	Social Capital Hedosophia Holdings Corporation IV - Class A (a)	153,315
36,979	Social Capital Hedosophia Holdings Corporation VI - Class A (a)	377,186
	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8% (Continued)
7,763	Spartan Acquisition Corporation II - Class A (a)	$77,552
14,486	Sports Entertainment Acquisition Corporation - Class A (a)	146,019
5,602	Spring Valley Acquisition Corporation - Class A (a)	56,076
5,581	Stable Road Acquisition Corporation - Class A (a)	77,967
7,040	Star Peak Corporation II - Class A (a)	69,696
13,113	Starboard Value Acquisition Corporation - Class A (a)	131,130
13,070	Supernova Partners Acquisition Company, Inc. - Class A (a)	129,785
7,795	Sustainable Opportunities Acquisition Corporation - Class A (a)	77,560
18,789	SVF Investment Corporation - Class A (a)	185,635
5,863	SVF Investment Corporation 2 - Class A (a)	58,337
5,857	SVF Investment Corporation 3 - Class A (a)	58,219
5,875	Switchback II Corporation - Class A (a)	58,104
10,806	Tailwind Acquisition Corporation - Class A (a)	107,736
7,470	Tekkorp Digital Acquisition Corporation - Class A (a)	72,833
6,743	Tiga Acquisition Corporation - Class A (a)	67,632
11,177	Tortoise Acquisition Corporation II - Class A (a)	112,105
11,335	TPG Pace Beneficial Finance Corporation - Class A (a)	145,881
14,535	TPG Pace Tech Opportunities Corporation - Class A (a)	144,333
16,573	Trebia Acquisition Corporation - Class A (a)	164,073
9,122	Tuscan Holdings Corporation (a)	124,333
19,001	TWC Tech Holdings II Corporation - Class A (a)	188,680
6,470	Union Acquisition Corporation II (a)	65,282
8,315	Vector Acquisition Corporation - Class A (a)	90,550
7,667	Vector Acquisition Corporation II - Class A (a)	76,133
5,866	Virtuoso Acquisition Corporation - Class A (a)	58,191

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 36.8% (Continued)
6,735	VPC Impact Acquisition Holdings - Class A (a)	$67,417
14,997	Vy Global Growth - Class A (a)	149,220
8,407	Yucaipa Acquisition Corporation - Class A (a)	82,977
6,729	Zanite Acquisition Corporation - Class A (a)	67,694
		22,344,720
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $23,508,533)	22,344,720

	SHORT-TERM INVESTMENTS — 0.4%
236,229	First American Government Obligations Fund - Class X, 0.03% (b)	236,229
	TOTAL SHORT-TERM INVESTMENTS (Cost $236,229)	236,229

	TOTAL INVESTMENTS — 100.0% (Cost $65,935,127)	60,693,216
	Liabilities in Excess of Other Assets — (0.0)% (c)	(6,645)
	NET ASSETS — 100.0%	$60,686,571

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of June 30, 2021.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Energy — 1.3%
60,369	Everfuel AS (a)	$491,780

	Industrials — 90.2% (b)
140,852	Advent Technologies Holdings, Inc. (a)	1,357,813
1,805,867	AFC Energy plc (a)	1,584,138
135,311	Ballard Power Systems, Inc. (a)	2,451,835
82,662	Bloom Energy Corporation - Class A (a)	2,221,128
247,039	Cell Impact AB (a)	1,627,737
126,359	Ceres Power Holdings plc (a)	1,845,077
42,949	Doosan Fuel Cell Company, Ltd. (a)	1,906,895
313,000	dynaCERT, Inc. (a)	92,260
198,670	FuelCell Energy, Inc. (a)	1,768,163
103,198	Fusion Fuel Green plc - Class A (a)	1,488,115
161,637	Gencell, Ltd. (a)	560,533
330,440	Hexagon Purus ASA (a)	1,487,234
346,113	ITM Power plc (a)	2,177,431
47,156	McPhy Energy SA (a)	1,194,502
1,031,674	NEL ASA (a)	2,407,383
116,941	Plug Power, Inc. (a)	3,998,213
67,612	PowerCell Sweden AB (a)	1,785,931
7,964,304	Powerhouse Energy Group plc (a)	515,455
434,597	Proton Motor Power Systems plc (a)	312,193
41,541	SFC Energy AG (a)	1,386,769
30,810	S-Fuelcell Company, Ltd.	915,149
413,801	Xebec Adsorption, Inc. (a)	1,350,041
		34,433,995
	Materials — 7.9%
1,593,839	Aker Clean Hydrogen AS (a)	1,507,676
5,218	Linde plc	1,508,524
		3,016,200
	TOTAL COMMON STOCKS (Cost $38,912,662)	37,941,975
	SHORT-TERM INVESTMENTS — 0.6%
230,829	First American Government Obligations Fund - Class X, 0.03% (c)	$230,829
	TOTAL SHORT-TERM INVESTMENTS (Cost $230,829)	230,829

	TOTAL INVESTMENTS — 100.0% (Cost $39,143,491)	38,172,804
	Other Assets in Excess of Liabilities — 0.0% (d)	14,217
	NET ASSETS — 100.0%	$38,187,021

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of June 30, 2021.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 96.2%
	Consumer Staples — 8.2%
269,005	Neptune Wellness Solutions, Inc. (a)	$312,822
995,500	Red Light Holland Corporation (a)	245,197
		558,019
	Health Care — 88.0% (b)
920,500	Aleafia Health, Inc. (a)	301,060
57,783	Aurora Cannabis, Inc. (a)	524,027
108,955	Cardiol Therapeutics, Inc. - Class A (a)	262,203
106,746	cbdMD, Inc. (a)	309,563
119,790	Charlottes Web Holdings, Inc. (a)	428,547
11,781	Compass Pathways plc - ADR (a)	449,445
164,062	Corbus Pharmaceuticals Holdings, Inc. (a)	300,234
54,747	Cronos Group, Inc. (a)	472,178
220,506	Cybin, Inc. (a)	452,302
55,282	Field Trip Health, Ltd. (a)	312,504
803,000	MediPharm Labs Corporation (a)	291,811
123,409	Mind Medicine MindMed, Inc. (a)	425,761
416,000	Numinus Wellness, Inc. (a)	305,710
260,337	PharmaCielo, Ltd. (a)	277,513
103,477	Seelos Therapeutics, Inc. (a)	273,179
297,715	Willow Biosciences, Inc. (a)	242,827
74,404	Zynerba Pharmaceuticals, Inc. (a)	393,597
		6,022,461
	TOTAL COMMON STOCKS (Cost $6,954,942)	6,580,480
	SHORT-TERM INVESTMENTS — 0.1%
7,682	First American Government Obligations Fund - Class X, 0.03% (c)	$7,682
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,682)	7,682

	TOTAL INVESTMENTS — 96.3% (Cost $6,962,624)	6,588,162
	Other Assets in Excess of Liabilities — 3.7%	255,330
	NET ASSETS — 100.0%	$6,843,492

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.9%
	Consumer Discretionary — 41.8% (a)
3,223	Accor SA (b)	$120,360
15,147	Carnival Corporation (b)	399,275
825	Choice Hotels International, Inc.	98,059
3,388	Hilton Worldwide Holdings, Inc. (b)	408,661
1,474	Huazhu Group, Ltd. - ADR (b)	77,842
429	Hyatt Hotels Corporation - Class A (b)	33,308
2,992	InterContinental Hotels Group plc - ADR (b)	199,536
3,751	Marriott International, Inc. - Class A (b)	512,087
88,000	Minor International pcl (b)	82,371
6,402	Norwegian Cruise Line Holdings, Ltd. (b)	188,283
2,200	Resorttrust, Inc.	35,956
3,597	Royal Caribbean Cruises, Ltd. (b)	306,752
44,000	Shangri-La Asia, Ltd. (b)	43,060
1,320	Wyndham Hotels & Resorts, Inc.	95,423
		2,600,973
	Industrials — 48.0% (a)
5,302	Air Canada (b)	109,183
66,000	Air China, Ltd. - H-Shares (b)	48,528
5,731	Air France-KLM (b)	27,661
1,815	Alaska Air Group, Inc. (b)	109,463
209	Allegiant Travel Company (b)	40,546
10,483	American Airlines Group, Inc. (b)	222,344
3,300	ANA Holdings, Inc. (b)	77,661
66,000	China Southern Airlines Company, Ltd. - H-Shares (b)	40,964
1,639	Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	31,485
319	Copa Holdings SA - Class A (b)	24,030
10,450	Delta Air Lines, Inc. (b)	452,067
5,874	Deutsche Lufthansa AG (b)	66,107
6,908	easyJet plc (b)	85,391
74,448	International Consolidated Airlines Group SA (b)	178,695
3,300	Japan Airlines Company, Ltd. (b)	71,388
4,081	JetBlue Airways Corporation (b)	68,479
38,456	Qantas Airways, Ltd. (b)	134,538
2,266	Ryanair Holdings plc - ADR (b)	245,204
30,800	Singapore Airlines, Ltd. (b)	111,129
737	SkyWest, Inc. (b)	31,743
7,722	Southwest Airlines Company (b)	409,961
1,760	Spirit Airlines, Inc. (b)	53,574
5,159	United Airlines Holdings, Inc. (b)	269,764
	COMMON STOCKS — 98.9% (Continued)
	Industrials — 48.0% (a) (Continued)
1,122	Wizz Air Holdings plc (b)	$72,369
		2,982,274
	Real Estate — 9.1%
4,059	Apple Hospitality REIT, Inc.	61,940
9,053	Host Hotels & Resorts, Inc. (b)	154,716
88	Japan Hotel REIT Investment Corporation	52,805
3,366	Park Hotels & Resorts, Inc. (b)	69,373
1,859	Pebblebrook Hotel Trust	43,780
2,266	RLJ Lodging Trust	34,511
869	Ryman Hospitality Properties, Inc. (b)	68,616
2,695	Service Properties Trust	33,957
3,806	Sunstone Hotel Investors, Inc. (b)	47,271
		566,969
	TOTAL COMMON STOCKS (Cost $6,314,653)	6,150,216

	PREFERRED STOCKS — 0.6%
	Industrials — 0.6%
1,463	Azul SA - ADR (b)	38,624
	TOTAL PREFERRED STOCKS (Cost $39,347)	38,624

	SHORT-TERM INVESTMENTS — 0.2%
11,064	First American Government Obligations Fund - Class X, 0.03% (c)	11,064
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,064)	11,064

	TOTAL INVESTMENTS — 99.7% (Cost $6,365,064)	6,199,904
	Other Assets in Excess of Liabilities — 0.3%	17,683
	NET ASSETS — 100.0%	$6,217,587

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Nasdaq Junior Biotechnology ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF	Defiance Next Gen Altered Experience ETF	Defiance Hotel, Airline, and Cruise ETF
ASSETS
Investments in securities, at value * + (Note 2)	$133,353,132	$1,395,588,750	$8,244,936	$60,693,216	$38,172,804	$6,588,162	$6,199,904
Dividends and interest receivable	71,898	1,585,448	109	4,945	5	—	97
Reclaims receivable	15,271	102,508	50	—	3,327	—	—
Securities lending income receivable	625	20,605	—	—	—	—	—
Receivable for securities sold	—	—	—	2,378,478	—	258,028	—
Transaction fees receivable	12	—	—	—	—	—	—
Foreign currency, at value	—	—	—	—	18,814	—	—
Receivable for capital shares sold	—	—	—	—	—	—	3,956,645
Other receivables	—	—	52	—	—	—	—
Total assets	$133,440,938	$1,397,297,311	$8,245,147	$63,076,639	$38,194,950	$6,846,190	$10,156,646

LIABILITIES
Collateral received for securities loaned (Note 4)	18,960,801	115,662,184	—	—	—	—	—
Management fees payable	36,727	309,788	2,936	22,198	7,929	2,698	707
Payable for securities purchased	—	—	—	2,367,870	—	—	3,938,352
Total liabilities	18,997,528	115,971,972	2,936	2,390,068	7,929	2,698	3,939,059

NET ASSETS	$114,443,410	$1,281,325,339	$8,242,211	$60,686,571	$38,187,021	$6,843,492	$6,217,587

Net Assets Consist of:
Paid-in capital	$89,466,072	$1,024,556,109	$7,579,050	$71,418,998	$40,626,070	$7,231,490	$6,392,645
Total distributable earnings (accumulated deficit)	24,977,338	256,769,230	663,161	(10,732,427)	(2,439,049)	(387,998)	(175,058)
Net assets	$114,443,410	$1,281,325,339	$8,242,211	$60,686,571	$38,187,021	$6,843,492	$6,217,587

Net Asset Value:
Net assets	$114,443,410	$1,281,325,339	$8,242,211	$60,686,571	$38,187,021	$6,843,492	$6,217,587
Shares outstanding ^	2,300,000	33,700,000	250,000	2,300,000	1,575,000	275,000	275,000
Net asset value, offering and redemption price per share	$49.76	$38.02	$32.97	$26.39	$24.25	$24.89	$22.61

* Identified cost:
Investments in securities	$112,634,008	$1,173,303,932	$7,686,484	$65,935,127	$39,143,491	$6,962,624	$6,365,064
Foreign currency	—	—	—	—	18,877	—	—

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $18,561,628, $112,294,350, $0, $0, $0, $0, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Six-Months/Period Ended June 30, 2021 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Nasdaq Junior Biotechnology ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF (1)	Defiance Next Gen Altered Experience ETF (2)	Defiance Hotel, Airline, and Cruise ETF (3)
INCOME
Dividends *	$471,295	$8,000,905	$1,207	$33,597	$27,644	$—	$2,576
Interest	73	520	5	32	14	—	—
Securities lending Income, net (Note 4)	4,732	131,543	—	—	—	—	—
Total investment income	476,100	8,132,968	1,212	33,629	27,658	—	2,576

EXPENSES
Management fees	181,774	1,690,968	18,946	154,462	23,080	2,698	707
Total expenses	181,774	1,690,968	18,946	154,462	23,080	2,698	707
Net investment income (loss)	294,326	6,442,000	(17,734)	(120,833)	4,578	(2,698)	1,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	4,342,510	43,524,685	121,389	(3,601,024)	(1,435,538)	(10,029)	(11,634)
Foreign currency	(26,634)	—	—	—	(30,358)	(582)	(133)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	9,440,301	88,054,432	(468,040)	(9,101,510)	(970,687)	(374,462)	(165,160)
Foreign currency	(427)	—	—	—	(140)	(227)	—
Net realized and unrealized gain (loss) on investments	13,755,750	131,579,117	(346,651)	(12,702,534)	(2,436,723)	(385,300)	(176,927)
Net increase (decrease) in net assets resulting from operations	$14,050,076	$138,021,117	$(364,385)	$(12,823,367)	$(2,432,145)	$(387,998)	$(175,058)

(1)	The Fund commenced operations on March 9, 2021. The information presented is for the period from March 9, 2021 to June 30, 2021.
(2)	The Fund commenced operations on May 27, 2021. The information presented is for the period from May 27, 2021 to June 30, 2021.
(3)	The Fund commenced operations on June 3, 2021. The information presented is for the period from June 3, 2021 to June 30, 2021.
*	Net of foreign withholding taxes of $37,484, $260,613, $189, $326, $3,536, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$294,326	$229,549
Net realized gain (loss) on investments and foreign currency	4,315,876	4,444,925
Change in unrealized appreciation (depreciation) on investments and foreign currency	9,439,874	9,097,521
Net increase (decrease) in net assets resulting from operations	14,050,076	13,771,995

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(283,471)	(221,124)
Total distributions to shareholders	(283,471)	(221,124)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	59,140,935	33,659,285
Payments for shares redeemed	(14,439,030)	(11,832,470)
Transaction fees (Note 7)	34,226	4,983
Net increase (decrease) in net assets derived from capital share transactions (a)	44,736,131	21,831,798
Net increase (decrease) in net assets	$58,502,736	$35,382,669

NET ASSETS
Beginning of period/year	$55,940,674	$20,558,005
End of period/year	$114,443,410	$55,940,674

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,250,000	950,000
Redemptions	(300,000)	(300,000)
Net increase (decrease)	950,000	650,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$6,442,000	$5,446,296
Net realized gain (loss) on investments	43,524,685	4,957,822
Change in unrealized appreciation (depreciation) on investments	88,054,432	131,041,762
Net increase (decrease) in net assets resulting from operations	138,021,117	141,445,880

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,774,806)	(5,446,296)
Tax return of capital to shareholders	—	(407,082)
Total distributions to shareholders	(5,774,806)	(5,853,378)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	390,997,285	615,223,530
Payments for shares redeemed	(132,209,885)	(22,985,155)
Transaction fees (Note 7)	—	193
Net increase (decrease) in net assets derived from capital share transactions (a)	258,787,400	592,238,568
Net increase (decrease) in net assets	$391,033,711	$727,831,070

NET ASSETS
Beginning of period/year	$890,291,628	$162,460,558
End of period/year	$1,281,325,339	$890,291,628

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	10,850,000	21,050,000
Redemptions	(3,650,000)	(750,000)
Net increase (decrease)	7,200,000	20,300,000

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

StatementS of Changes in Net Assets

	Six-Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$(17,734)	$(7,951)
Net realized gain (loss) on investments	121,389	664,072
Change in unrealized appreciation (depreciation) on investments	(468,040)	1,026,492
Net increase (decrease) in net assets resulting from operations	(364,385)	1,682,613

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(59,962)
Total distributions to shareholders	—	(59,962)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	8,743,625
Payments for shares redeemed	—	(1,759,680)
Net increase (decrease) in net assets derived from capital share transactions (a)	—	6,983,945
Net increase (decrease) in net assets	$(364,385)	$8,606,596

NET ASSETS
Beginning of period	$8,606,596	$—
End of period	$8,242,211	$8,606,596

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	—	300,000
Redemptions	—	(50,000)
Net increase (decrease)	—	250,000

(1)	The Fund commenced operations on August 3, 2020. The information shown is for the period from August 3, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

StatementS of Changes in Net Assets

	Six-Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$(120,833)	$(10,642)
Net realized gain (loss) on investments	(3,601,024)	(1,783,336)
Change in unrealized appreciation (depreciation) on investments	(9,101,510)	3,859,599
Net increase (decrease) in net assets resulting from operations	(12,823,367)	2,065,621

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	77,043,675	51,598,750
Payments for shares redeemed	(54,281,980)	(2,917,278)
Transaction fees (Note 7)	1,097	53
Net increase (decrease) in net assets derived from capital share transactions (a)	22,762,792	48,681,525
Net increase (decrease) in net assets	$9,939,425	$50,747,146

NET ASSETS
Beginning of period	$50,747,146	$—
End of period	$60,686,571	$50,747,146

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	2,525,000	1,900,000
Redemptions	(2,000,000)	(125,000)
Net increase (decrease)	525,000	1,775,000

(1)	The Fund commenced operations on September 30, 2020. The information shown is for the period from September 30, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Statement of Changes in Net Assets

Period Ended June 30, 2021 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$4,578
Net realized gain (loss) on investments and foreign currency	(1,465,896)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(970,827)
Net increase (decrease) in net assets resulting from operations	(2,432,145)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(6,904)
Total distributions to shareholders	(6,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	41,275,067
Payments for shares redeemed	(654,260)
Transaction fees (Note 7)	5,263
Net increase (decrease) in net assets derived from capital share transactions (a)	40,626,070
Net increase (decrease) in net assets	$38,187,021

NET ASSETS
Beginning of period	$—
End of period	$38,187,021

(a)	A summary of capital share transactions is as follows:

Shares
Subscriptions	1,600,000
Redemptions	(25,000)
Net increase (decrease)	1,575,000

(1)	The Fund commenced operations on March 9, 2021. The information shown is for the period from March 9, 2021 to June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Statement of Changes in Net Assets

Period Ended June 30, 2021 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$(2,698)
Net realized gain (loss) on investments and foreign currency	(10,611)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(374,689)
Net increase (decrease) in net assets resulting from operations	(387,998)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,524,735
Payments for shares redeemed	(1,293,245)
Net increase (decrease) in net assets derived from capital share transactions (a)	7,231,490
Net increase (decrease) in net assets	$6,843,492

NET ASSETS
Beginning of period	$—
End of period	$6,843,492

(a)	A summary of capital share transactions is as follows:

Shares
Subscriptions	325,000
Redemptions	(50,000)
Net increase (decrease)	275,000

(1)	The Fund commenced operations on May 27, 2021. The information shown is for the period from May 27, 2021 to June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Statement of Changes in Net Assets

Period Ended June 30, 2021 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$1,869
Net realized gain (loss) on investments and foreign currency	(11,767)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(165,160)
Net increase (decrease) in net assets resulting from operations	(175,058)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,392,645
Net increase (decrease) in net assets derived from capital share transactions (a)	6,392,645
Net increase (decrease) in net assets	$6,217,587

NET ASSETS
Beginning of period	$—
End of period	$6,217,587

(a)	A summary of capital share transactions is as follows:

Shares
Subscriptions	275,000
Redemptions	—
Net increase (decrease)	275,000

(1)	The Fund commenced operations on June 3, 2021. The information shown is for the period from June 3, 2021 to June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Period Ended December 31, 2018 (1)
Net asset value, beginning of period/year	$41.44		$29.37	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.15		0.22	0.22		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	8.28		12.06	9.36		(5.05)
Total from investment operations	8.43		12.28	9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.13)		(0.19)	(0.18)		(0.03)
From realized gains	—		(0.02)	—		—
Tax return of capital to shareholders	—		—	—		(0.01)
Total distributions	(0.13)		(0.21)	(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.02		0.00 (3)	0.01		0.00	(3)

Net asset value, end of period/year	$49.76		$41.44	$29.37		$19.96

Total return	20.40	%(4)	42.01%	48.20%		-20.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$114,443		$55,941	$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40	%(6)	0.40%	0.40	%(5)	0.65	%(6)
Net investment income (loss) to average net assets	0.65	%(6)	0.71%	0.87%		0.70	%(6)
Portfolio turnover rate (7)	23	%(4)	40%	45%		22	%(4)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Period Ended December 31, 2019 (1)
Net asset value, beginning of period/year	$33.60		$26.20	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.20		0.38	0.25
Net realized and unrealized gain (loss) on investments	4.39		7.35	1.15
Total from investment operations	4.59		7.73	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.17)		(0.31)	(0.20)
Tax return of capital to shareholders	—		(0.02)	—
Total distributions	(0.17)		(0.33)	(0.20)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	—		0.00 (3)	—

Net asset value, end of period/year	$38.02		$33.60	$26.20

Total return	13.72	%(4)	29.77%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$1,281,325		$890,292	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(5)	0.30%	0.30	%(5)
Net investment income (loss) to average net assets	1.14	%(5)	1.35%	1.22	%(5)
Portfolio turnover rate (6)	16	%(4)	28%	54	%(4)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020 (1)
Net asset value, beginning of period	$34.43		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments	(1.39)		9.78
Total from investment operations	(1.46)		9.73

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains	—		(0.30)
Total distributions	—		(0.30)

Net asset value, end of period	$32.97		$34.43

Total return	-4.23	%(3)	38.90	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$8,242		$8,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(4)	0.45	%(4)
Net investment income (loss) to average net assets	-0.42	%(4)	-0.43	%(4)
Portfolio turnover rate (5)	12	%(3)	66	%(3)

(1)	Commencement of operations on August 3, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020 (1)
Net asset value, beginning of period	$28.59		$25.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.05)		(0.01)
Net realized and unrealized gain (loss) on investments	(2.15)		3.36
Total from investment operations	(2.20)		3.35

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.00	(3)	0.00	(3)

Net asset value, end of period	$26.39		$28.59

Total return	-7.72	%(4)	13.29	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$60,687		$50,747

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(5)	0.45	%(5)
Net investment income (loss) to average net assets	-0.35	%(5)	-0.16	%(5)
Portfolio turnover rate (6)	77	%(4)	64	%(4)

(1)	Commencement of operations on September 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended June 30, 2021 (Unaudited)(1)
Net asset value, beginning of period	$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.00	(3)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.92)
Total from investment operations	(2.92)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.00	)(3)
Total distributions	(0.00	)(3)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.01

Net asset value, end of period	$24.25

Total return	-10.71	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$38,187

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(5)
Net investment income (loss) to average net assets	0.06	%(5)
Portfolio turnover rate (6)	51	%(4)

(1)	Commencement of operations on March 9, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended June 30, 2021 (Unaudited)(1)
Net asset value, beginning of period	$25.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.60)
Total from investment operations	(0.62)

Net asset value, end of period	$24.89

Total return	-2.45	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$6,843

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(4)
Net investment income (loss) to average net assets	-0.75	%(4)
Portfolio turnover rate (5)	6	%(3)

(1)	Commencement of operations on May 27, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended June 30, 2021 (Unaudited)(1)
Net asset value, beginning of period	$24.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.77)
Total from investment operations	(1.75)

Net asset value, end of period	$22.61

Total return	-7.19	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$6,218

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(4)
Net investment income (loss) to average net assets	1.19	%(4)
Portfolio turnover rate (5)	6	%(3)

(1)	Commencement of operations on June 3, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Nasdaq Junior Biotechnology ETF, Defiance Next Gen SPAC Derived ETF, Defiance Next Gen H2 ETF, Defiance Next Gen Altered Experience ETF and Defiance Hotel, Airline, and Cruise ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™. The investment objective of Defiance Nasdaq Junior Biotechnology ETF is to track the total return performance, before fees and expenses, of the Nasdaq Junior Biotechnology Index. The investment objective of Defiance Next Gen SPAC Derived ETF is to track the total return performance, before fees and expenses, of the Indxx SPAC & NextGen IPO Index. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Next Gen Altered Experience ETF is to track the total return performance, before fees and expenses, of the BITA Medical Psychedelics, Cannabis, and Ketamine Index. The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index. Defiance Quantum ETF commenced operations on September 4, 2018, Defiance Next Gen Connectivity ETF commenced operations on March 4, 2019, Defiance Nasdaq Junior Biotechnology ETF commenced operations on August 3, 2020, Defiance Next Gen SPAC Derived ETF commenced operations on September 30, 2020, Defiance Next Gen H2 ETF commenced operations on March 9, 2019, Defiance Next Gen Altered Experience ETF commenced operations on May 27, 2021 and Defiance Hotel, Airline, and Cruise ETF commenced operations on June 3, 2021.

The end of the reporting period for the Funds is June 30, 2021, and the period covered by these Notes to Financial Statements is the six-month period from January 1, 2021 through June 30, 2021 for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Nasdaq Junior Biotechnology ETF and Defiance Next Gen SPAC Derived ETF, the period from March 9, 2021 through June 30, 2021 for Defiance Next Gen H2 ETF, the period from May 27, 2021 through June 30, 2021 for Defiance Next Gen Altered Experience ETF and the period from June 3, 2021 through June 30, 2021 for Defiance Hotel, Airline, and Cruise ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, special purchase acquisition companies (“SPAC”) and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$113,888,793	$—	$—	$113,888,793
Short-Term Investments	503,538	—	—	503,538
Investments Purchased with Proceeds from Securities Lending	—	18,960,801	—	18,960,801
Total Investments in Securities, at value	$114,392,331	$18,960,801	$—	$133,353,132

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,276,987,015	$—	$—	$1,276,987,015
Short-Term Investments	2,939,551	—	—	2,939,551
Investments Purchased with Proceeds from Securities Lending	—	115,662,184	—	115,662,184
Total Investments in Securities, at value	$1,279,926,566	$115,662,184	$—	$1,395,588,750

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

Defiance Nasdaq Junior Biotechnology ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$8,208,945	$6,484	$—		$8,215,429
Contingent Value Rights	—	—	0	(1)	0	(1)
Short-Term Investments	29,507	—	—		29,507
Total Investments in Securities, at value	$8,238,452	$6,484	$0	(1)	$8,244,936

Defiance Next Gen SPAC Derived ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,112,267	$—	$—	$38,112,267
Special Purpose Acquisition Companies	22,344,720	—	—	22,344,720
Short-Term Investments	236,229	—	—	236,229
Total Investments in Securities, at value	$60,693,216	$—	$—	$60,693,216

Defiance Next Gen H2 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$37,941,975	$—	$—	$37,941,975
Short-Term Investments	230,829	—	—	230,829
Total Investments in Securities, at value	$38,172,804	$—	$—	$38,172,804

Defiance Next Gen Altered Experience ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,580,480	$—	$—	$6,580,480
Short-Term Investments	7,682	—	—	7,682
Total Investments in Securities, at value	$6,588,162	$—	$—	$6,588,162

Defiance Hotel, Airline, and Cruise ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,150,216	$—	$—	$6,150,216
Preferred Stocks	38,624	—	—	38,624
Short-Term Investments	11,064	—	—	11,064
Total Investments in Securities, at value	$6,199,904	$—	$—	$6,199,904

^	See Schedule of Investments for breakout of investments by sector classification.
(1)	Represents less than $0.50.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal period ended December 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(4,370,561)	$4,370,561
Defiance Next Gen Connectivity ETF	(9,523,796)	9,523,796
Defiance Nasdaq Junior Biotechnology ETF	(595,105)	595,105
Defiance Next Gen SPAC Derived ETF	25,319	(25,319)

During the fiscal period ended December 31, 2020, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$4,370,561
Defiance Next Gen Connectivity ETF	9,523,796
Defiance Nasdaq Junior Biotechnology ETF	595,105
Defiance Next Gen SPAC Derived ETF	(25,319)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

The Funds pay the Adviser the following annual rate based on each Fund’s average daily net assets:

Defiance Quantum ETF	0.40%
Defiance Next Gen Connectivity ETF	0.30%
Defiance Nasdaq Junior Biotechnology ETF	0.45%
Defiance Next Gen SPAC Derived ETF	0.45%
Defiance Next Gen H2 ETF	0.30%
Defiance Next Gen Altered Experience ETF	0.75%
Defiance Hotel, Airline, and Cruise ETF	0.45%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for Defiance Quantum ETF and Defiance Next Gen Connectivity ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$18,561,628	$18,960,801
Defiance Next Gen Connectivity ETF	112,294,350	115,662,184

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Fees and Interest Earned
Defiance Quantum ETF	$4,732
Defiance Next Gen Connectivity ETF	131,543

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$25,292,653	$21,007,369
Defiance Next Gen Connectivity ETF	184,599,775	175,842,186
Defiance Nasdaq Junior Biotechnology ETF	989,100	1,009,694
Defiance Next Gen SPAC Derived ETF	51,243,485	51,051,805
Defiance Next Gen H2 ETF	19,561,328	14,875,339
Defiance Next Gen Altered Experience ETF	282,172	543,425
Defiance Hotel, Airline, and Cruise ETF	383,350	389,205

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$53,398,336	$13,258,350
Defiance Next Gen Connectivity ETF	379,931,892	131,239,561
Defiance Nasdaq Junior Biotechnology ETF	—	—
Defiance Next Gen SPAC Derived ETF	76,614,435	54,201,216
Defiance Next Gen H2 ETF	36,213,562	575,862
Defiance Next Gen Altered Experience ETF	8,517,188	1,292,055
Defiance Hotel, Airline, and Cruise ETF	6,371,368	—

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2020 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Nasdaq Junior Biotechnology ETF	Defiance Next Gen SPAC Derived ETF
Tax cost of investments	$55,705,572	$875,012,045	$7,704,242	$49,126,497
Gross tax unrealized appreciation	$11,792,037	$145,775,572	$1,345,705	$5,222,007
Gross tax unrealized depreciation	(702,029)	(16,296,737)	(445,667)	(3,579,903)
Net tax unrealized appreciation (depreciation)	11,090,008	129,478,835	900,038	1,642,104
Undistributed ordinary income	20,905	—	127,508	448,836
Undistributed long-term capital gain	99,820	—	—	—
Other accumulated gain (loss)	—	(4,955,916)	—	—
Distributable earnings (accumulated deficit)	$11,210,733	$124,522,919	$1,027,546	$2,090,940

*	Defiance Next Gen H2 ETF, Defiance Next Gen Altered Experience ETF and Defiance Hotel, Airline, and Cruise ETF commenced operations after December 31, 2020 and therefore do not appear in this table.

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized gains on investments in passive foreign investment companies.

For the fiscal year/period ended December 31, 2020, the Funds had no post-October capital losses and no late-year ordinary losses.

As of December 31, 2020, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$—	$—
Defiance Next Gen Connectivity ETF	1,839,504	3,116,412
Defiance Nasdaq Junior Biotechnology ETF	—	—
Defiance Next Gen SPAC Derived ETF	—	—
Defiance Next Gen H2 ETF	N/A	N/A
Defiance Next Gen Altered Experience ETF	N/A	N/A
Defiance Hotel, Airline, and Cruise ETF	N/A	N/A

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2020, were as follows:

	Ordinary Income	Return of Capital
Defiance Quantum ETF	$221,124	$—
Defiance Next Gen Connectivity ETF	5,446,296	407,082
Defiance Nasdaq Junior Biotechnology ETF	59,962	—
Defiance Next Gen SPAC Derived ETF	—	—
Defiance Next Gen H2 ETF	N/A	N/A
Defiance Next Gen Altered Experience ETF	N/A	N/A
Defiance Hotel, Airline, and Cruise ETF	N/A	N/A

The tax character of distributions paid by the Defiance Quantum ETF and Defiance Next Gen Connectivity ETF during the fiscal year/period ended December 31, 2019 was $63,308 and $938,468 of ordinary income, respectively.

NOTE 7 – SHARE TRANSACTIONS

Shares of Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen SPAC Derived ETF, Defiance Next Gen H2 ETF, Defiance Next Gen Altered Experience ETF and Defiance Hotel, Airline, and Cruise ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Shares of Defiance Nasdaq Junior Biotechnology ETF are listed and traded on The Nasdaq Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of shares, called “Creation Units.” The Funds generally issue Creation Units in blocks of 50,000 shares, except for Defiance Next Gen Altered Experience ETF and Defiance Hotel, Airline, and Cruise ETF that generally issue Creation Units in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian, except for Defiance Next Gen Altered Experience ETF whose standard fixed transaction fee is $250. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Biotechnology Investment Risk. (Defiance Nasdaq Junior Biotechnology ETF) The success of biotechnology companies is highly dependent on the development, procurement and/or marketing of drugs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of biotechnology companies may be affected significantly by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and development and other costs associated with developing or procuring new drugs, products or technologies and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable and may not necessarily lead to commercially successful products. Governmental regulation may delay or inhibit the release of new products, and the process for obtaining regulatory approval for products is long, costly, and unpredictable. Biotechnology companies may be adversely affected by government regulation and changes in reimbursement rates. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products.

Associated Risks of SPAC-Derived Companies. (Defiance Next Gen SPAC Derived ETF) The Fund invests in companies that are derived from a SPAC. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock.

Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and

Defiance ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited) (Continued)

general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.

Concentration in Medical Cannabis Companies Risk. (Defiance Next Gen Altered Experience ETF) The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the cultivation, production, manufacture, management, transportation, storage and disposal of cannabis, as well as those relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future or they may not be permitted under federal law, in which case such company may not be in a position to carry on its operations in its current locations or may be subject to administrative, civil, or criminal enforcement action brought by regulatory, law enforcement, or governmental authorities. Additionally, controlled substance legislation differs between countries, and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to develop, produce, or sell their products. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for sales and services, and set limitations on cannabis use, production, processing, transportation, sale, marketing, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate, process, transport, store, market, sell, or research cannabis-based products. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Defiance ETFs

Expense Examples

For the Period Ended June 30, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance Quantum ETF

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 1,204.00	$2.19
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.81	$2.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period (2)
Actual	$1,000.00	$ 1,137.20	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Nasdaq Junior Biotechnology ETF

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period (3)
Actual	$1,000.00	$ 957.70	$2.18
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26

(3)

The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Defiance ETFs

Expense Examples
For the Period Ended June 30, 2021 (Unaudited) (Continued)

Defiance Next Gen SPAC Derived ETF

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period (4)
Actual	$1,000.00	$ 922.80	$2.15
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26

(4)

The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen H2 ETF

	Beginning Account Value March 9, 2021(5)	Ending Account Value June 30, 2021	Expenses Paid During the Period
Actual	$1,000.00	$ 892.90	$0.88(6)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51(7)

(5)	Fund commencement.
(6)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by 113/365, to reflect the period.

(7)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen Altered Experience ETF

	Beginning Account Value May 27, 2021(8)	Ending Account Value June 30, 2021	Expenses Paid During the Period
Actual	$1,000.00	$ 975.50	$0.69(9)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.08	$3.76(10)

(8)	Fund commencement.
(9)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 34/365, to reflect the period.

(10)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Defiance Hotel, Airline, and Cruise ETF

	Beginning Account Value June 3, 2021(11)	Ending Account Value June 30, 2021	Expenses Paid During the Period
Actual	$1,000.00	$ 928.10	$0.32(12)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26(13)

(11)	Fund commencement.
(12)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 27/365, to reflect the period.

(13)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Nasdaq Junior Biotechnology ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of Defiance Next Gen Connectivity ETF, Defiance Quantum ETF, and Defiance Nasdaq Junior Biotechnology (each, a “Fund”, and collectively, the “Funds”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Adviser, the Trust, on behalf of the Funds, and Penserra Capital Management, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser and Sub-Adviser from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its respective Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended December 31, 2020. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its respective index before fees and expenses.

Defiance Next Gen Connectivity ETF: The Board noted that, for the one-year and since inception periods, the Fund slightly underperformed its underlying index, before fees and expenses. The Board also considered that, for the one-year period, the Fund significantly outperformed the S&P 500 Total Return Index, but slightly underperformed for the since inception period.

The Board further noted that, for the one-year period, the Fund outperformed all other funds in the Communications category as reported by Morningstar, but underperformed the median for funds in the Technology category as reported by Morningstar (the categories together, the “Category Peer Group”).

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Nasdaq Junior Biotechnology ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

The Board also considered the Fund’s performance relative to the sole competitor identified by the Adviser that focuses on the buildout of 5G technology (the “Selected Peer Fund”). The Board noted that the Fund outperformed the Selected Peer Fund for the one-period.

Defiance Quantum ETF: The Board noted that, for the one-year and since inception periods, the Fund underperformed its underlying index, before fees and expenses. The Board also considered that for the one-year and since inception periods, the Fund significantly outperformed the S&P 500 Total Return Index. The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the Technology category as reported by Morningstar (the “Category Peer Group”).

The Board also considered that the Adviser did not believe the Fund had any direct competitors, and consequently, the Board considered the Fund’s performance relative to a large, broad-based technology index ETF (a “Benchmark ETF”). The Board noted that the Fund underperformed the Benchmark ETF for the one-period ended, although the Board noted the limited usefulness of such comparison given the Fund’s more targeted investment strategy.

Defiance Nasdaq Junior Biotechnology ETF: The Board noted that the Fund commenced operations on August 3, 2020 and thus had been operating for less than one year, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions. The Board, however, noted that for the since inception period, the Fund underperformed its underlying index, before fees and expenses. The Board also considered that for the since inception periods ended December 31, 2020 and March 31, 2021, the Fund significantly outperformed its benchmark, the NASDAQ Biotech Index. The Board further noted that, for the three-month period ended December 31, 2020, the Fund significantly outperformed the median for funds in the universe of Health ETFs as reported by Morningstar (the “Category Peer Group”).

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds, the full amount of which was the “unified fee” described below, and compared each Fund’s expense ratio to its respective peer groups as follows:

Defiance Next Gen Connectivity ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group and significantly lower than the expense ratio of the Selected Peer Fund.

Defiance Quantum ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was higher than the expense ratio for the Benchmark ETF, although the Board noted the limited usefulness of such comparison given the Fund’s more targeted investment strategy.

Defiance Nasdaq Junior Biotechnology ETF: The Board noted that the expense ratio for the Fund was in line with the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was slightly lower than the expense ratio for the sole competitor identified by the Adviser that focuses on small-capitalization biotechnology companies.

The Board took into consideration that the Adviser charges a “unified fee,” meaning the Funds pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the respective Fund shareholders, although the Board intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Nasdaq Junior Biotechnology ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to each Fund. The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended December 31, 2020. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its respective index before fees and expenses. The Board noted that each Fund underperformed its respective underlying index before fees and expenses for the since inception period. The Board further considered that the Sub-Adviser attributed such underperformance to the portion of each Fund’s portfolio held uninvested to accommodate on-going fund operations and expenses.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that execute a limited amount of the brokerage transactions for certain Funds, and consequently, the Sub-Adviser indirectly benefited from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with such Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Defiance Next Gen H2 ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 27-28, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Next Gen H2 ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Additionally, the Board considered that the Adviser had partnered with the Fund’s index provider to co-develop the methodology used to determine the securities included in the index that would be tracked by the Fund. The Board noted the Adviser’s belief that shareholders will invest in the Fund based on the strength of the intellectual property behind such index, the Adviser’s reputation in the industry, and the expectation that the Adviser will provide advisory services to the Fund based on the index.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund in seeking to track the index as closely as possible.

Defiance Next Gen H2 ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared it to the universe of Miscellaneous Sector ETFs as reported by Morningstar (the “Category Peer Groups”). The Board noted that the proposed expense ratio for the Fund was lower than the expense ratios for funds in the Category Peer Group.

The Board further noted that the Fund’s proposed expense ratio was significantly lower than the expense ratios for the Fund’s ETF competitors identified by the Adviser that were focused on providing exposure to clean energy (the “Selected Peer Group). The Board determined that the Fund’s anticipated expense ratio was reasonable given the nature of the investment strategy.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Sub-Adviser’s services, including whether Fund’s performance exhibited significant tracking error.

Defiance Next Gen H2 ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to Penserra for its services to the Fund. The Board considered the fees to be paid to Penserra would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and Penserra. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other funds managed by Penserra. The Board noted that the Sub-Adviser has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for the Fund, and consequently, the Sub-Adviser would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance Next Gen Altered Experience ETF
Defiance Hotel, Airline, and Cruise ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Next Gen Altered Experience ETF and Defiance Hotel, Airline, and Cruise ETF (each, a “Fund”, and together, the “Funds”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) among the Adviser, the Trust, on behalf of the Funds, and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Funds; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale might be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of the applicable Fund; and (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Funds.

Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to each Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, details about the Funds and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that each Fund had not yet commenced operations and concluded that the performance of each Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that each Fund is designed to track the performance of an index. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of each Fund in seeking to track the index as closely as possible.

Defiance Next Gen Altered Experience ETF
Defiance Hotel, Airline, and Cruise ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group (each defined below) as follows:

Defiance Next Gen Altered Experience ETF: The Board then compared the Fund’s proposed expense ratio to the universe of Miscellaneous Sector ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was above the median for the Category Peer Group, but within the range of expense ratios for funds in the Category Peer Group. The Board also noted that due to the Fund’s unique investment strategy, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s proposed expense ratio was lower than the expense ratio for the Fund’s sole competitor identified by the Adviser that is focused on investments in the psychedelics industry.

Defiance Hotel, Airline, and Cruise ETF: The Board noted that the expense ratio for the Fund was significantly lower than the median of the universe of Miscellaneous Sector ETFs as reported by Morningstar (the “Category Peer Group”). The Board also noted that due to the Fund’s unique investment strategy, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s proposed expense ratio was significantly lower than the expense ratios for the Fund’s competitors identified by the Adviser that are focused on the travel industry (the “Selected Peer Group).

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future size of each Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared the respective Fund shareholders in the initial period of such Fund’s operations, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

Defiance Next Gen Altered Experience ETF
Defiance Hotel, Airline, and Cruise ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be providing sub-advisory services. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that the Funds had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that each Fund is designed to track the performance of an index. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Sub-Adviser’s services, including whether each Fund’s performance exhibited significant tracking error.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for each Fund, and consequently, the Sub-Adviser would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with such Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	99.88%
Defiance Nasdaq Junior Biotechnology ETF	0.98%
Defiance Next Gen SPAC Derived ETF	0.00%
Defiance Next Gen H2 ETF	N/A
Defiance Next Gen Altered Experience ETF	N/A
Defiance Hotel, Airline, and Cruise ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year/period ended December 31, 2020 was as follows:

Defiance Quantum ETF	90.24%
Defiance Next Gen Connectivity ETF	69.16%
Defiance Nasdaq Junior Biotechnology ETF	0.06%
Defiance Next Gen SPAC Derived ETF	0.00%
Defiance Next Gen H2 ETF	N/A
Defiance Next Gen Altered Experience ETF	N/A
Defiance Hotel, Airline, and Cruise ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	10.07%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Nasdaq Junior Biotechnology ETF	100.00%
Defiance Next Gen SPAC Derived ETF	0.00%
Defiance Next Gen H2 ETF	N/A
Defiance Next Gen Altered Experience ETF	N/A
Defiance Hotel, Airline, and Cruise ETF	N/A

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at www.defianceetfs.com. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.defianceetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

Adviser Defiance ETFs, LLC 311 West 43rd Street, 12th Floor New York, New York 10036	Index Provider (PSY) BITA GmbH Karlstrasse 12 Frankfurt am Main, Hessen 60329 Germany

Sub-Adviser Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Distributor Foreside Fund Services, LLC Three Canal Plaza Portland, Maine 04101

Index Provider (QTUM, FIVG) BlueStar Global Investors, LLC d/b/a Bluestar Indexes 1350 Avenue of the Americas, 4th Floor New York, New York 10019	Custodian U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Index Provider (IBBJ) Nasdaq Global Indexes 151 West 42nd Street New York, New York 10036	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Index Provider (SPAK) Indxx, LLC 470 Park Avenue South, Floor 8 South New York, New York 10016	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202

Index Provider (HDRO, CRUZ) MV Index Solutions GmbH Kreuznacher Str. 30 60486 Frankfurt am Main, Germany	Legal Counsel Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Defiance Quantum ETF Symbol – QTUM CUSIP – 26922A420	Defiance Next Gen Connectivity ETF Symbol – FIVG CUSIP – 26922A289	Defiance Nasdaq Junior Biotechnology ETF Symbol – IBBJ CUSIP – 26922A149

Defiance Next Gen SPAC Derived ETF Symbol – SPAK CUSIP – 26922B204	Defiance Next Gen H2 ETF Symbol – HDRO CUSIP – 26922B600	Defiance Next Gen Altered Experience ETF Symbol – PSY CUSIP – 26922B808

Defiance Hotel, Airlines, and Cruise ETF Symbol – CRUZ CUSIP – 26922B873

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/31/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/31/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/31/2021

*	Print the name and title of each signing officer under his or her signature.